--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                                    MUNICIPAL
                             MONEY MARKET FUND, INC.
           -----------------------------------------------------------

                         ANNUAL REPORT | MARCH 31, 2002

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

        [PHOTO OMITTED]                [PHOTO OMITTED]

        HEATH B.                       JOSEPH P.
        McLENDON                       DEANE

        Chairman                       Vice President
                                       and Investment Officer

Dear Shareholder,

We are pleased to provide the annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the year ended March 31, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

As of March 31, 2002, the Fund's seven-day current yield for Class A shares was 1.04%. The Fund's seven-day effective yield(1) for Class A shares, which reflects compounding was 1.05%. Assets in the Fund increased during the period as investors looked for alternatives to the volatile stock market. This asset growth, coupled with the Federal Open Market Committee's ("FOMC")(2) short-term interest rate reductions throughout 2001, pushed up prices and caused the Fund's yield to decline considerably during the period.

Investment Objective

The Fund seeks to provide income exempt from regular federal income taxes by investing in high-quality, short-term municipal obligations.(3) It also seeks liquidity and stability of principal.

----------
(1) The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Fund or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.
(2) The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(3) Certain investors may be subject to the Federal Alternative Minimum Tax ("AMT"), and state and local taxes may apply. Capital gains, if any, are fully taxable.


1  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

Please note that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Market Overview

The FOMC left the federal funds rate ("fed funds rate")(4) unchanged at 1.75% during two separate meetings in early 2002 and moved to a neutral stance. In addition, after September 11th, the U.S. Federal Reserve Board injected $190 billion in liquidity into the system in the form of loans to banks and investment dealers. We believe that these actions provided a much-needed boost to an ailing economy.

Although the economy may limp along for another quarter or two, we believe that it is probably in the early stages of recovery and should gain momentum by late 2002. However, this recovery could possibly be affected by lingering skepticism about truthfulness in corporate accounting practices, along with some possible delays in corporate earnings releases for the first two or three quarters of 2002 as executives check and double-check their financial reports before releasing them. We also believe that corporate profits may be somewhat disappointing for the first six to eight months of the year but will improve enough to exceed investor expectations by late 2002 and early 2003. In our opinion, the fiscal stimulus package that Congress passed in 2002 should help the economy because it was aimed at corporations -- which we believe led the economy into recession. In our view, the fact that the package was smaller than anticipated should not prevent its effectiveness. With this economic scenario in mind, we believe the FOMC will most likely keep interest rates steady until the economy is clearly on solid footing.

----------
(4) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


2  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

Fund Outlook

Going forward, we will continue to be prudent with respect to credit quality and diversification. We plan to continue focusing on high-quality, liquid issues consisting of both variable- and fixed-rate products as we seek to maximize current income. We also anticipate maintaining an average maturity target of less than 45 days in order to potentially take advantage of possible higher short-term interest rates as the economy strengthens.

Thank you for investing in the Smith Barney Municipal Money Market Fund, Inc.

Sincerely,


/s/ Heath B. McLendon                          /s/ Joseph P. Deane

Heath B. McLendon                              Joseph P. Deane
Chairman                                       Vice President
                                               and Investment Officer

April 19, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 4 through 32 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of March 31, 2002 and is subject to change.


3  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments                                           March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Alabama -- 1.0%
$    2,000,000  NR+        Auburn AL IDB (Donaldson Co. Project) 1.65% VRDO AMT             $    2,000,000
     5,935,000  Aa3*       Boaz AL IDB Parker Hannifen Corp. 1.50% VRDO                          5,935,000
       500,000  Aa3*       Cullman AL IDB (Pressac Project) 1.80% VRDO AMT                         500,000
     6,000,000  A-1+       Decatur AL IDR (NEO Industries Project) Series 98
                              1.70% VRDO AMT                                                     6,000,000
     3,125,000  A-1+       Demopolis AL IDR (McLain Inc. Project) 1.58% VRDO AMT                 3,125,000
                           Jefferson County AL Sewer Revenue FGIC-Insured:
    20,000,000  A-1+          1.50% VRDO                                                        20,000,000
     3,295,000  VMIG 1*       1.56% VRDO                                                         3,295,000
    42,600,000  A-1+       Montgomery AL Solid Waste General Electric Corp.
                              TECP 1.25% due 4/4/02                                             42,600,000
----------------------------------------------------------------------------------------------------------
                                                                                                83,455,000
----------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
    25,815,000  A-1+       Alaska HFA Series 99B PART 1.63% VRDO AMT                            25,815,000
----------------------------------------------------------------------------------------------------------
Arizona -- 1.1%
                           Apache County AZ IDR PCR Tucson Electric Power Co:
     3,500,000  A-1+          Series 83A 1.45% VRDO                                              3,500,000
     1,600,000  A-1+          Series 83B 1.50% VRDO                                              1,600,000
     5,300,000  VMIG 1*    Arizona Health Pooled Finance Series A 1.85% VRDO                     5,300,000
     7,725,000  NR+        Arizona HFA (Royal Oaks Project) 1.55% VRDO                           7,725,000
     7,075,000  NR+        Arizona State Transportation Highway Board
                              2.00% due 7/1/02                                                   7,086,855
    12,000,000  A-1+       Coconino AZ PCR Arizona Public Service Co. (Navajo Project)
                              Series A 1.55% VRDO                                               12,000,000
    16,205,000  A-1+       Maricopa County AZ IDA MFH Revenue (Gran Victoria
                              Housing LLC Project) Series A 1.50% VRDO                          16,205,000
    20,000,000  A-1+       Phoenix AZ Civic Improvement Water Systems Series A
                              TECP 1.30% due 6/17/02                                            20,000,000
    14,700,000  A-1+       Pima County AZ IDA IDR Tuscon Electric Power Series A
                              1.45% VRDO                                                        14,700,000
----------------------------------------------------------------------------------------------------------
                                                                                                88,116,855
----------------------------------------------------------------------------------------------------------
Arkansas -- 0.5%
    15,000,000  A-1        Arkansas State DFA (Ensco Inc. Project) 1.60% VRDO AMT               15,000,000
     2,650,000  NR+        Atkins AR IDR (Green Bay Foods Project) 1.65% VRDO AMT                2,650,000
     6,500,000  NR+        Crossett AR PCR (Georgia Pacific Project) 1.50% VRDO                  6,500,000
     4,900,000  A-1+       Pine Bluff AR IDR (Camden Wire Co. Project)
                              1.50% VRDO AMT                                                     4,900,000
     6,000,000  A-1        Searcy AR IDR (Kohler County Project) Series 88
                              1.60% VRDO AMT                                                     6,000,000
     3,250,000  A-1        Sheridan AR IDR (Kohler County Project) Series 00
                              1.55% VRDO                                                         3,250,000
----------------------------------------------------------------------------------------------------------
                                                                                                38,300,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


4  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
California -- 1.2%
$   30,000,000  SP-1+      California School Cash Reserve Program Series A
                              AMBAC-Insured 4.00% due 7/3/02                                $   30,100,516
     9,100,000  A-1+       Daly City CA HFA MFH Serramonte Del Ray 1.35% VRDO                    9,100,000
     9,997,500  VMIG 1*    Los Angeles CA Waste Water System Revenue Series 318
                              FGIC-Insured 1.48% VRDO                                            9,997,500
     2,700,000  A-1+       MSR Public Power Agency (San Juan Project) Series E
                              MBIA-Insured 1.37% VRDO                                            2,700,000
    50,000,000  SP-1+      San Diego CA United School District TRAN 3.50% due 8/1/02            50,129,567
----------------------------------------------------------------------------------------------------------
                                                                                               102,027,583
----------------------------------------------------------------------------------------------------------
Colorado -- 1.5%
     9,800,000  A-1+       Colorado Health Facilities Authority (Bethesda Living
                              Centers Project) 1.55% VRDO                                        9,800,000
     2,400,000  A-1+       Colorado HFA MFH Series B-3 1.55% VRDO AMT                            2,400,000
    17,500,000  A-1+       Colorado Regional Transportation District Series 2001A
                              TECP 1.25% due 6/13/02                                            17,500,000
                           Colorado Student Loan Authority AMBAC-Insured:
    12,800,000  VMIG 1*       Series 90A 1.55% VRDO AMT                                         12,800,000
     6,600,000  VMIG 1*       Series 99A-1 1.50% VRDO                                            6,600,000
                           Denver City & County CO Airport Revenue:
    30,000,000  A-1+          Series 2000A TECP 1.40% due 6/11/02 AMT                           30,000,000
     8,805,000  A-1+          Series B 1.50% VRDO                                                8,805,000
    18,500,000  A-1+       E-470 Public Highway Authority Revenue MBIA-Insured
                              1.45% VRDO                                                        18,500,000
     7,200,000  VMIG 1*    Fiddlers Business District Greenwood Village 2.15% VRDO               7,200,000
    10,400,000  A-1+       Moffat County CO PCR (PacifiCorp Project)
                              AMBAC-Insured 1.45% VRDO                                          10,400,000
----------------------------------------------------------------------------------------------------------
                                                                                               124,005,000
----------------------------------------------------------------------------------------------------------
Delaware -- 0.7%
                           Delaware EDA Hospital Billing MBIA-Insured:
    35,000,000  A-1+          Series A 1.45% VRDO                                               35,000,000
    10,400,000  A-1+          Series C 1.45% VRDO                                               10,400,000
     8,492,500  A-1        New Castle County DE EDR (Henderson McGuire Project)
                              1.50% VRDO                                                         8,492,500
     7,000,000  NR         Sussex County DE (Perdue Farms Inc. Project)
                              1.65% VRDO AMT                                                     7,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                60,892,500
----------------------------------------------------------------------------------------------------------
District of Columbia -- 2.0%
                           District of Columbia GO:
     3,665,000  A-1+          Series A FSA-Insured 1.50% VRDO                                    3,665,000
     1,800,000  A-1+          Series B FSA-Insured 1.50% VRDO                                    1,800,000
    22,800,000  A-1+          Series C FGIC-Insured 1.45% VRDO                                  22,800,000

                       See Notes to Financial Statements.


5  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
District of Columbia -- 2.0% (continued)
                           District of Columbia Revenue:
$   13,145,000  A-1           American Society Microbiology Series 99A 1.50% VRDO           $   13,145,000
    10,650,000  A-1           American University 1.40% VRDO                                    10,650,000
    12,630,000  A-1           Consortium Issue 1.50% VRDO                                       12,630,000
     4,800,000  NR+           Enterprises LLC 1.70% VRDO AMT                                     4,800,000
     7,750,000  A-1           Field School Project Series A 1.50% VRDO                           7,750,000
    11,000,000  A-1+          Henry J. Kaiser Family Foundation 1.50% VRDO                      11,000,000
     3,635,000  A-1+          National Children's Center 1.50% VRDO                              3,635,000
     6,500,000  VMIG 1*       National Geographic Society 1.40% VRDO                             6,500,000
    11,000,000  VMIG 1*       National Public Radio Inc. 1.50% VRDO                             11,000,000
     5,300,000  VMIG 1*       St. Patrick's Episcopal 1.50% VRDO                                 5,300,000
                           District of Columbia Water & Sewer Authority Series B TECP:
    10,000,000  A-1+          1.65% due 6/27/02                                                 10,000,000
     6,500,000  A-1+          1.65% due 7/12/02                                                  6,500,000
    30,000,000  A-1+       Metropolitan Washington DC Airport Revenue Series 1 TECP
                              1.45% due 4/10/02 AMT                                             30,000,000
     5,700,000  VMIG 1*    Washington DC Convention Center Authority Series 359
                              AMBAC-Insured 1.63% VRDO                                           5,700,000
----------------------------------------------------------------------------------------------------------
                                                                                               166,875,000
----------------------------------------------------------------------------------------------------------
Florida -- 4.6%
                           Alachua FL Health Facilities Authority Shands Teaching Hospital:
    12,300,000  VMIG 1*       Series A 1.50% VRDO                                               12,300,000
     8,100,000  A-1           Series B MBIA-Insured 1.44% VRDO                                   8,100,000
    10,000,000  VMIG 1*    Collier County FL Health Facilities Authority Cleveland Clinic
                              Series 99 1.46% VRDO                                              10,000,000
     3,450,000  A-1+       Dade County FL IDR (Dolphins Stadium Project) 1.50% VRDO              3,450,000
     9,990,000  A-1        Florida Board of Education MSTC Series 9007 Class A
                              FGIC-Insured 1.67% VRDO                                            9,990,000
     2,900,000  VMIG 1*    Florida HFA MFH Benevalent Place 1.50% VRDO                           2,900,000
                           Florida Local Government Financial Commission TECP:
    17,229,000  A-1           1.50% due 5/29/02                                                 17,229,000
    12,374,000  A-1           1.45% due 7/10/02                                                 12,374,000
    10,221,000  A-1           1.40% due 8/7/02                                                  10,221,000
     6,420,000  A-1           1.35% due 8/8/02                                                   6,420,000
                           Florida State Municipal Power Agency:
    10,625,000  A-1           Series A TECP 1.35% due 6/3/02                                    10,625,000
     5,000,000  AAA           Stanton Project MBIA-Insured (Pre-Refunded -- Escrowed
                                 with U.S. government securities to 10/1/02
                                 Call @ 102) 6.00% due 10/1/12                                   5,213,788
    32,700,000  VMIG 1*    Gulf Breeze FL (Heritage Healthcare Project) 1.63% VRDO              32,700,000
    14,535,000  A-1+       Highlands County FL Health Facilities Authority Adventist
                              Health Series A 1.55% VRDO                                        14,535,000

                       See Notes to Financial Statements.


6  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Florida -- 4.6% (continued)
                           Hillsborough County FL IDA:
$    4,280,000  A-1           Petroleum Packers Project 1.70% VRDO AMT                      $    4,280,000
     5,000,000  NR+           Tampa Area YMCA Project Series B 1.55% VRDO                        5,000,000
    20,000,000  A-1+       Jacksonville FL (Capital Project) Series 1 AMBAC-Insured
                              1.55% VRDO                                                        20,000,000
    11,180,000  A-1        Jacksonville FL (YMCA Florida First Coast) 1.50% VRDO                11,180,000
     4,000,000  A-1+       Lee County FL IDR (Shell Point Project) Series 99B
                              1.55% VRDO                                                         4,000,000
     2,700,000  NR+        Manatee County FL IDR (Avon Cabinet Corp. Project)
                              1.65% VRDO AMT                                                     2,700,000
    19,449,000  A-1+       Miami-Dade County FL Aviation Series A TECP
                              1.30% due 4/16/02 AMT                                             19,449,000
                           Miami-Dade FL IDA IDR:
     6,655,000  Aa3*          Carrollton School Project 1.50% VRDO                               6,655,000
     7,525,000  NR+           Lawson Industries Inc. Project 1.65% VRDO AMT                      7,525,000
                           Orange County FL Health Facilities Authority Pooled Hospital
                              Loan Series 85:
    25,000,000  A-1+             1.30% due 4/18/02                                              25,000,000
    15,000,000  A-1+             1.35% due 4/25/02                                              15,000,000
     9,100,000  VMIG 1*    Orlando FL Special Assessment Revenue (Republic DR
                              Interchance) Series A 1.55% VRDO 9,100,000 Palm
                           Beach County FL Health Facilities Authority:
    44,700,000  VMIG 1*       Bethesda Healthcare Systems Project 1.50% VRDO                    44,700,000
     2,400,000  A-1+          Pooled Loan Program TECP 1.35% due 4/18/02                         2,400,000
     2,350,000  Aa2*       Pinellas County FL IDR (Molex EXT Inc. Project)
                              1.70% VRDO AMT                                                     2,350,000
     5,000,000  A-1+       Polk FL IDA (Farmland Hydro LP) Series 99 1.65% VRDO AMT              5,000,000
       100,000  A-1+       St. John's County FL HFA MFH Remington 1.50% VRDO                       100,000
    40,000,000  VMIG 1*    Sunshine State Governmental Financing Commission
                              Revenue AMBAC-Insured 1.40% VRDO                                  40,000,000
     5,700,000  A-1+       Volusia County FL HFA Sunrise Pointe Apartments Series A
                              1.58% VRDO AMT                                                     5,700,000
----------------------------------------------------------------------------------------------------------
                                                                                               386,196,788
----------------------------------------------------------------------------------------------------------
Georgia -- 6.6%
    10,000,000  A-1+       Albany-Dougherty County GA Hospital Authority Phoebe
                              Putney Memorial Hospital AMBAC-Insured 1.55% VRDO                 10,000,000
    15,000,000  VMIG 1*    Athens-Clarke County GA GDA (UGA Athletic Association
                              Project) 1.50% VRDO                                               15,000,000
     8,000,000  VMIG 1*    Atlanta GA Airport MERLOT Series C PART FGIC-Insured
                              1.68% VRDO AMT                                                     8,000,000
    15,685,000  VMIG 1*    Atlanta GA Development Authority (Clark University Project)
                              Series A 1.50% VRDO                                               15,685,000
    14,995,000  A-1        Atlanta GA Tax Allocation (Westside Project) 1.50% VRDO              14,995,000
    17,000,000  VMIG 1*    Atlanta GA Urban Residential Finance Authority
                              (Park Place South Project) 1.50% VRDO                             17,000,000

                       See Notes to Financial Statements.


7  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Georgia -- 6.6% (continued)
$    8,700,000  Aa3*       Bibb County GA Development Authority (Baptist Village
                              Project) 1.50% VRDO                                           $    8,700,000
     4,800,000  A-1+       Burke County GA PCR Oglethorpe Power Corp. Series A
                              AMBAC-Insured 1.50% VRDO                                           4,800,000
     2,900,000  Aa3*       Carrollton GA IDR (Holox Limited Project) 1.65% VRDO AMT              2,900,000
                           Cobb County GA Development Authority Revenue:
     2,600,000  VMIG 1*       Boy Scouts of America (Atlanta Project) 1.50% VRDO                 2,600,000
     1,300,000  NR+           IDR (RLR Industries Inc. Project) 1.65% VRDO AMT                   1,300,000
     4,800,000  NR+           North Cobb Christian School Series A 1.50% VRDO                    4,800,000
     5,000,000  VMIG 1*       Whitefield Academy Inc. Project 1.50% VRDO                         5,000,000
     9,555,000  VMIG 1*    Columbia County GA Elderly Residential Care Facilities
                              Authority Augusta Residential Center 1.50% VRDO                    9,555,000
     2,400,000  NR+        Dawson County GA IDR (Philips & Brooks Gladwin)
                              1.60% VRDO AMT                                                     2,400,000
     1,400,000  NR+        Dodge County GA IDA (Sylvan Hardwoods LLC Project)
                              1.65% VRDO AMT                                                     1,400,000
     5,300,000  A-1+       Fayette County GA IDR (Gardner Denver Co.)
                              1.60% VRDO AMT                                                     5,300,000
                           Fulton County GA Development Authority:
     8,100,000  A-1+          Alfred & Adele Davis Academy 1.50% VRDO                            8,100,000
     4,600,000  Aa3*          Holy Innocents Episcopal School 1.50% VRDO                         4,600,000
     2,700,000  Aa3*          IDA (Charles Mackarvich Project) 1.65% VRDO AMT                    2,700,000
     3,000,000  Aa3*          Trinity School Inc. Project 1.50% VRDO                             3,000,000
     8,600,000  Aa3*          United Way of Metro Atlanta Project 1.50% VRDO                     8,600,000
     4,290,000  Aa3*          West End Medical Center 1.50% VRDO                                 4,290,000
    10,600,000  Aa3*          Woodward Academy Inc. Project 1.50% VRDO                          10,600,000
     7,750,000  A-1+       Fulton County GA Housing Authority (Spring Creek)
                              1.50% VRDO                                                         7,750,000
    20,000,000  VMIG 1*    Gainesville GA EDA (Riverside Military Project) 1.50% VRDO           20,000,000
    40,400,000  A-1        Georgia Municipal Gas Authority Revenue Series A
                              1.50% VRDO                                                        40,400,000
     2,800,000  Aa2*       Georgia State Port Authority (Colonels Terminal Project)
                              1.70% VRDO AMT                                                     2,800,000
    30,000,000  MIG 1*     Georgia State Road & Thruway Authority BAN
                              2.75% due 5/20/02                                                 30,036,141
                           Gwinnett County GA Development Authority Revenue:
     6,000,000  Aa3*          Greater Atlanta Christian Project 1.50% VRDO                       6,000,000
    10,200,000  VMIG 1*       Wesleyan School Inc. Project 1.50% VRDO                           10,200,000
       500,000  A-1+       Gwinnett County GA Housing Authority MFH (Post Chase
                              Project) 1.45% VRDO                                                  500,000
     6,000,000  Aa1*       Henry County GA Development Authority (Pacific Corp.
                              Project) 1.50% VRDO                                                6,000,000
     1,900,000  Aa2*       Jackson County GA IDA (Snider Tire Inc. Project)
                              1.65% VRDO AMT                                                     1,900,000

                       See Notes to Financial Statements.


8  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Georgia -- 6.6% (continued)
                           Macon-Bibb County GA Hospital Authority:
$   26,700,000  VMIG 1*       Central Georgia Health 1.50% VRDO                             $   26,700,000
     6,865,000  VMIG 1*       Medical Center of Central Georgia 1.50% VRDO                       6,865,000
     3,600,000  A-1+       Metropolitan Atlanta Rapid Transit Authority Sales Tax
                              Revenue Series B 1.40% VRDO                                        3,600,000
     6,265,000  A-1+       Monroe County GA PCR (Oglethorpe Power Corp. Project)
                              AMBAC-Insured 1.50% VRDO                                           6,265,000
                           Municipal Electricity Authority Georgia Revenue:
                              Project 1:
    25,000,000  A-1              FSA-Insured 1.50% VRDO                                         25,000,000
    45,720,000  A-1              Subseries E AMBAC-Insured 1.40% VRDO                           45,720,000
                              Series 85A TECP:
    22,000,000  A-1+             1.20% due 4/4/02                                               22,000,000
     6,100,000  A-1+             1.25% due 4/9/02                                                6,100,000
     2,000,000  A-1+          Series A TECP 1.20% due 4/4/02                                     2,000,000
                              Series B:
     9,000,000  A-1+             FSA-Insured 1.50% VRDO                                          9,000,000
                                 TECP:
     4,850,000  A-1+               1.30% due 4/2/02                                              4,850,000
     3,000,000  A-1+               1.25% due 4/16/02                                             3,000,000
    23,770,000  A-1+               1.30% due 5/21/02                                            23,770,000
     5,000,000  A-1+          Special Obligation PART MBIA-Insured 1.57% VRDO                    5,000,000
     9,995,000  A-1        Municipal Securities Trust Certificates Series 2001-137
                              Class A FGIC-Insured 1.50% VRDO                                    9,995,000
    34,435,000  A-1+       Private Colleges & Universities Authority GA (Emory
                              University) Series SG 146 PART 1.57% VRDO                         34,435,000
     6,400,000  A-1+       Richmond County GA DFA Educational Facilities
                              (St. Mary on the Hill Project) 1.50% VRDO                          6,400,000
     1,500,000  A-1+       Roswell GA Housing Authority MFH Revenue
                              (Greenhouse Roswell) 1.45% VRDO                                    1,500,000
     3,550,000  Aa3*       Screven County GA IDA IDR (Sylvania Yarn Systems Inc.
                              Project) 1.60% VRDO AMT                                            3,550,000
     5,500,000  Aa3*       Smyrna GA Housing Authority MFH Revenue (Walton Grove
                              Project) 1.60% VRDO AMT                                            5,500,000
                           Tift County GA IDA IDR:
     4,200,000  A-1+          Burlen Corp. Project 1.60% VRDO AMT                                4,200,000
     3,000,000  Aa2*          Queen Carpet Corp. Project Series A 1.65% VRDO AMT                 3,000,000
     1,800,000  NR+        Valdosta-Lowndes County GA IDA IDR (Southern Pecan Co.
                              Project) 1.60% VRDO AMT                                            1,800,000
----------------------------------------------------------------------------------------------------------
                                                                                               557,161,141
----------------------------------------------------------------------------------------------------------
Hawaii -- 0.6%
                           Honolulu HI City & County GO:
    20,000,000  A-1+          Series 2001C FGIC-Insured 2.85% due 12/4/02                       20,105,992
     8,145,000  A-1+          Series A 1.35% VRDO                                                8,145,000

                       See Notes to Financial Statements.


9  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Hawaii -- 0.6% (continued)
                           Municipal Securities Trust Certificates PART:
$   10,845,000  A-1           Series 2001-119 FSA-Insured 1.60% due 10/15/02 (b)            $   10,845,000
    10,225,000  A-1           Series 2001A-146 FGIC-Insured 1.59% VRDO                          10,225,000
----------------------------------------------------------------------------------------------------------
                                                                                                49,320,992
----------------------------------------------------------------------------------------------------------
Idaho -- 0.2%
    13,000,000  SP-1+      Idaho State TAN 3.75% due 6/28/02                                    13,035,112
----------------------------------------------------------------------------------------------------------
Illinois -- 9.0%
    15,660,000  A-1+       Central Lake Community IL Joint Action Water Agency Interim
                              Water Revenue PART FGIC-Insured 1.57% VRDO                        15,660,000
    10,000,000  A-1+       Chicago IL Board of Education Series 103 AMBAC-Insured
                              1.57% VRDO                                                        10,000,000
    15,000,000  A-1+       Chicago IL GO PART 1.57% VRDO                                        15,000,000
     8,350,000  A-1+       Chicago IL Sales Tax Revenue PART FGIC-Insured
                              1.57% VRDO                                                         8,350,000
    28,940,000  A-1        Chicago IL School Board of Education Series 91 PART
                              FGIC-Insured 1.58% VRDO                                           28,940,000
    42,300,000  A-1+       Chicago IL Tax Increment Senior Lien Series A 1.50% VRDO             42,300,000
    33,405,000  SP-1+      Chicago IL Tender Notes Series 99 1.90% due 10/31/02                 33,405,000
    42,840,000  VMIG 1*    Chicago IL Water Revenue PART FGIC-Insured 1.57% VRDO                42,840,000
                           Cook County IL GO PART:
    28,000,000  A-1+          Capital Improvement Series B 1.53% VRDO                           28,000,000
    19,657,000  VMIG 1*       FGIC-Insured 1.42% VRDO                                           19,657,000
     8,235,000  A-1+          MBIA-Insured 1.57% VRDO                                            8,235,000
                           Cook County IL IDR:
     2,375,000  A-1+          Kenneth Properties Project 1.58% VRDO AMT                          2,375,000
     4,755,000  A-1+          Little Lady Foods Inc. Project 1.58% VRDO AMT                      4,755,000
     2,695,000  NR+        Crawford County IL Manufacturing Facilities Revenue
                              Fair-Rite Products Corp. 1.65% VRDO AMT                            2,695,000
                           Illinois DFA:
                              IDR:
     3,260,000  A-1+             6 West Hubbard Street 1.35% VRDO AMT                            3,260,000
     4,000,000  A-1+             Delta Unibus Corp. Project 1.65% VRDO AMT                       4,000,000
       385,000  A-1+             F.C. Ltd. Partnership Project 1.58% VRDO AMT                      385,000
     4,765,000  A-1+             General Converting Inc. Project Series A 1.58% VRDO AMT         4,765,000
     5,000,000  A-1+             Prairie Packaging Inc. Project 1.58% VRDO AMT                   5,000,000
     3,420,000  A-1+             Profile Plastics Project 1.58% VRDO AMT                         3,420,000
     3,000,000  A-1+             Roll Service Inc. Project 1.70% VRDO AMT                        3,000,000
     3,000,000  A-1+             Universal Press Inc. Project Series A 1.58% VRDO AMT            3,000,000
    11,000,000  VMIG 1*       Local Government Financing Program Series B
                                 AMBAC-Insured 1.85% VRDO                                       11,000,000
    10,700,000  A-1+          Metropolitan Family Services 1.50% VRDO                           10,700,000
                              PCR (Commonwealth Edison Co. Project):
    10,300,000  A-1+             Series B 1.45% VRDO                                            10,300,000
    12,600,000  A-1+             Series C 1.45% VRDO                                            12,600,000

                       See Notes to Financial Statements.


10  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Illinois -- 9.0% (continued)
$   12,000,000  A-1+          Presbyterian Home Lake Project Series A FSA-Insured
                                 1.50% VRDO                                                 $   12,000,000
     8,000,000  A-1+          Safety Education -- Foundation For Safety 1.50% VRDO               8,000,000
     5,000,000  A-1+          Sinai Community Institute Project 1.35% VRDO                       5,000,000
                           Illinois EFA:
     2,600,000  A-1+          Adler Planetarium 1.50% VRDO                                       2,600,000
    14,350,000  A-1+          Benedictine University Project 1.50% VRDO                         14,350,000
                              University of Chicago TECP:
     8,000,000  A-1+             2.05% due 7/3/02                                                8,000,000
     9,000,000  A-1+             2.05% due 8/1/02                                                9,000,000
                           Illinois HDA:
     4,700,000  A-1+          Center Apartments 1.37% due 1/1/08                                 4,700,000
     2,680,000  A-1+          Community Howard Theatre 1.58% VRDO AMT                            2,680,000
                           Illinois Health Facilities Authority Revenue:
     3,700,000  A-1           Carle Foundation AMBAC-Insured 1.45% VRDO                          3,700,000
    15,100,000  A-1+          Franciscan Eldercare Services 1.55% VRDO                          15,100,000
     8,500,000  A-1+          Northwest Community Hospital Series B 1.55% VRDO                   8,500,000
                              Pekin Memorial Health:
     1,200,000  VMIG 1*          Series 97 1.59% VRDO                                            1,200,000
    13,535,000  VMIG 1*          Series B 1.59% VRDO                                            13,535,000
     5,600,000  VMIG 1*          Series C 1.59% VRDO                                             5,600,000
     9,700,000  VMIG 1*       Resurrection Health FSA-Insured 1.50% VRDO                         9,700,000
    20,000,000  A-1+          Revolving Fund Pooled Loan 1.45% VRDO                             20,000,000
     7,650,000  VMIG 1*       Riverside Health Systems 1.59% VRDO                                7,650,000
     5,400,000  A-1+          SSM Healthcare Series 1998B TECP 1.30% due 4/2/02                  5,400,000
    35,900,000  A-1+          Swedish Covenant Hospital Series A AMBAC-Insured
                                 1.55% VRDO                                                     35,900,000
                           Illinois State GO:
    12,140,000  AA            First Series 5.00% due 4/1/02                                     12,140,000
     4,275,000  VMIG 1*       Series 214 PART MBIA-Insured 1.56% VRDO                            4,275,000
                           Illinois State Toll Highway Authority:
    32,000,000  A-1           Series 98-67 PART FSA-Insured 1.57% VRDO                          32,000,000
     9,100,000  A-1+          Series 98B FSA-Insured 1.65% VRDO                                  9,100,000
     1,600,000  VMIG 1*    Illinois Student Assistance Commission Student Loan Revenue
                              Series A MBIA-Insured 1.55% VRDO AMT                               1,600,000
     3,500,000  A-1+       Lisle IL MFH (Ashley of Lisle Project) 1.48% VRDO                     3,500,000
     3,300,000  A-1+       Lockport IL IDR (Panduit Corp. Project) 1.65% VRDO AMT                3,300,000
                           Municipal Securities Trust Certificates:
                              FGIC-Insured:
     8,770,000  A-1              Series 2024 Class A 1.67% VRDO                                  8,770,000
    13,990,000  A-1              Series 9012 Class A 1.67% VRDO                                 13,990,000
                              PART:
     9,760,000  A-1              Series 158 AMBAC-Insured 1.59% VRDO AMT                         9,760,000
     9,995,000  A-1              Series 2001-139 Class A 1.45% VRDO                              9,995,000
    18,010,000  A-1              Series 2001-140 Class A 1.45% VRDO                             18,010,000
    16,145,000  A-1           Series 9031 AMBAC-Insured 1.67% VRDO                              16,145,000

                       See Notes to Financial Statements.


11  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Illinois -- 9.0% (continued)
$    4,300,000  A-1+       Naperville IL Heritage YMCA Group Inc. 1.50% VRDO                $    4,300,000
     1,820,000  A-1+       Oak Lawn IL IDR (Lavergne Partners Project)
                              1.58% VRDO AMT                                                     1,820,000
     5,250,000  Aa3*       Pekin IL IDR (BOC Group Inc. Project) 1.50% VRDO                      5,250,000
     6,475,000  A-1+       Plainfield IL IDR (PM Venture Inc. Project) 1.58% VRDO AMT            6,475,000
                           Regional Transportation Authority of Illinois PART:
    15,735,000  A-1+          FGIC-Insured 1.57% VRDO                                           15,735,000
     4,920,000  VMIG 1*       MERLOT Series A73 MBIA-Insured 1.63% VRDO                          4,920,000
     2,855,000  A-1+       Round Lake Beach IL IDR (Midwest Printed Circuit Project)
                              1.58% VRDO AMT                                                     2,855,000
     6,000,000  A-1+       Schaumberg IL MFH (Windsong Apartments Project)
                              1.51% VRDO                                                         6,000,000
    14,200,000  A-1+       University of Illinois Health Services Facilities Systems
                              Series B 1.45% VRDO                                               14,200,000
    22,905,000  A-1+       Will County IL MFH (Woodland Crest Hill Project)
                              1.58% VRDO AMT                                                    22,905,000
----------------------------------------------------------------------------------------------------------
                                                                                               753,302,000
----------------------------------------------------------------------------------------------------------
Indiana -- 2.1%
     1,385,000  Aa2*       Bluffton IN IDR (Snider Tire Inc. Project) 1.65% VRDO AMT             1,385,000
     4,000,000  Aa3*       Crawfordsville IN IDR (National Services Inc. Project)
                              1.55% VRDO                                                         4,000,000
     4,100,000  P-1*       Fort Wayne IN (Economic Development Technology Project)
                              1.65% VRDO AMT                                                     4,100,000
                           Fort Wayne IN Hospital Revenue (Parkview Memorial)
                              Series 1997 PART:
     2,560,000  A-1              AMBAC-Insured 1.55% VRDO                                        2,560,000
    12,380,000  A-1              MBIA-Insured 1.55% VRDO                                        12,380,000
     2,789,000  VMIG 1*    Franklin IN EDR (Pedcor Investments) 1.59% VRDO AMT                   2,789,000
    15,000,000  SP-1+      Indiana Bond Bank Series A-2 2.25% due 1/22/03                       15,071,915
     3,500,000  NR+        Indiana Educational Facilities Wesleyan Series B 1.65% VRDO           3,500,000
                           Indiana Health Facilities Financing Authority:
     7,400,000  A-1+          Cap Access Designated Pool 1.50% VRDO                              7,400,000
    10,000,000  A-1+          Community Hospital Project Series B 1.50% VRDO                    10,000,000
     3,245,000  A-1+          Fayette Memorial Hospital Association Series A
                                 1.45% VRDO                                                      3,245,000
    14,000,000  A-1+          Franciscan Eldercare Project Series B 1.55% VRDO                  14,000,000
     4,000,000  A-1+       Indiana Hospital Equipment Finance Authority Series 85-A
                              MBIA-Insured 1.50% VRDO                                            4,000,000
     5,000,000  A-1        Indiana University Student Residence System 1.40% VRDO                5,000,000
                           Indianapolis IN EDA:
     4,100,000  A-1+          Herff Jones Inc. Project 1.58% VRDO AMT                            4,100,000
     7,490,000  NR+           Pedcor Waterfront Investments Series 99A
                                 1.60% VRDO AMT                                                  7,490,000
     2,080,000  VMIG 1*    Jeffersonville IN EDA (Apollo America Corp. Project)
                              1.65% VRDO AMT                                                     2,080,000

                       See Notes to Financial Statements.


12  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Indiana -- 2.1% (continued)
$   20,000,000  A-1+       Petersburg IN PCR Indiana Power & Light Co. Series B
                              AMBAC-Insured 1.50% VRDO                                      $   20,000,000
    47,900,000  A-1+       Vernon IN PCR Solid Waste General Electric Co. Series 89A
                              TECP 1.25% due 4/8/02 AMT                                         47,900,000
     6,525,000  A-1        Warren Township IN Vision 2005 School Building Series A52
                              PART FGIC-Insured 1.63% VRDO                                       6,525,000
----------------------------------------------------------------------------------------------------------
                                                                                               177,525,915
----------------------------------------------------------------------------------------------------------
Iowa -- 1.5%
                           Iowa Finance Authority:
                              Hospital Facilities Iowa Health Systems:
     4,605,000  A-1+             1.50% VRDO                                                      4,605,000
     3,570,000  A-1+             AMBAC-Insured 1.50% VRDO                                        3,570,000
     3,830,000  P-1*          IDR (Sauer Sundstrand Co. Project) 1.60% VRDO AMT                  3,830,000
     2,000,000  VMIG 1*       MFH (Cedarwood Hills Project) Series A 1.70% VRDO AMT              2,000,000
     6,000,000  A-1+          Small Business Development Revenue 1.50% VRDO                      6,000,000
     4,600,000  A-1+       Iowa Higher Education Authority Private College
                              MBIA-Insured 1.55% VRDO                                            4,600,000
    15,000,000  SP-1+      Iowa State School Cash Anticipation Program Series B
                              FSA-Insured 3.75% due 6/21/02                                     15,035,651
    65,000,000  SP-1+      Iowa State TRAN Series 2001 3.00% due 6/27/02                        65,176,852
     4,995,000  NR+        Iowa Student Loan Liquidity Corp. Series 968 PART
                              1.65% due 8/8/02                                                   4,995,000
     6,900,000  A-1+       Linn County IA IDR (Highway Equipment Co. Project)
                              1.70% VRDO AMT                                                     6,900,000
    13,495,000  A-1        Municipal Securities Trust Certificates Series 2001-173
                              Class A PART MBIA-Insured 1.60% due 10/15/02                      13,495,000
----------------------------------------------------------------------------------------------------------
                                                                                               130,207,503
----------------------------------------------------------------------------------------------------------
Kansas -- 0.2%
     5,555,000  VMIG 1*    Kansas DFA Health Facilities Revenue Deaconess Long-Term
                              Care Series C 1.59% VRDO                                           5,555,000
    12,500,000  A-1+       Kansas State Department of Transportation Highway
                              Revenue Series C-2 1.50% VRDO                                     12,500,000
     1,625,000  Aa2*       Lawrence KS IDR (Ram Co. Project) Series A 1.65% VRDO AMT             1,625,000
----------------------------------------------------------------------------------------------------------
                                                                                                19,680,000
----------------------------------------------------------------------------------------------------------
Kentucky -- 1.7%
     4,600,000  A-1+       Campbell & Kenton County KY Sanitation District No. 1
                              MSTC Series SGA 130 FSA-Insured 1.57% VRDO                         4,600,000
                           Daviess County KY Exempt Facilities:
     3,000,000  A-1+          Kimberly-Clark Corp. Project 1.65% VRDO AMT                        3,000,000
                              Scott Paper Co. Project:
     1,850,000  A-1+             Project A 1.65% VRDO AMT                                        1,850,000
     4,800,000  A-1+             Project B 1.65% VRDO AMT                                        4,800,000

                       See Notes to Financial Statements.


13  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Kentucky -- 1.7% (continued)
$    8,000,000  VMIG 1*    Fulton County KY (United Healthcare Hospital) 1.50% VRDO         $    8,000,000
    60,000,000  SP-1+      Kentucky Association of Counties Advance Revenue TRAN
                              3.50% due 6/28/02                                                 60,126,101
     9,990,000  A-1        Kentucky State Properties & Buildings MSTC Series 9027A
                              FSA-Insured 1.67% VRDO                                             9,990,000
    25,000,000  A-1+       Kentucky State Turnpike Authority Series 567 FSA-Insured
                              1.56% VRDO                                                        25,000,000
    18,930,000  A-1+       Louisville & Jefferson County KY Metropolitan Sewer & Drain
                              System Series SG 132 PART FGIC-Insured 1.57% VRDO                 18,930,000
     3,700,000  A-1+       Owensboro KY IDA (West Irving Die Castings)
                              1.58% VRDO AMT                                                     3,700,000
----------------------------------------------------------------------------------------------------------
                                                                                               139,996,101
----------------------------------------------------------------------------------------------------------
Louisiana -- 1.1%
     9,665,000  VMIG 1*    Louisiana HFA MFH New Orleans 1.50% VRDO                              9,665,000
                           Louisiana Local Government Environmental Facilities
                              Development Authority (BASF Corp. Project):
     8,000,000  A-1+             1.57% VRDO AMT                                                  8,000,000
     6,000,000  A-1+             Series A 1.57% VRDO AMT                                         6,000,000
    15,000,000  A-1+             Series B 1.45% VRDO                                            15,000,000
    18,300,000  A-1+       Louisiana State Offshore Terminal Authority Deepwater Port
                              Loop Inc. 1.50% VRDO                                              18,300,000
    28,370,000  A-1+       New Orleans LA Aviation Board Revenue Series B
                              MBIA-Insured 1.55% VRDO                                           28,370,000
     5,000,000  Aa2*       Quachita Parish LA IDB IDR (Sulzer Escher Wyss Inc. Project)
                              1.65% VRDO AMT                                                     5,000,000
       900,000  Aa2*       Vermillion Parish LA IDR (Garan Inc. Project)
                              1.75% VRDO AMT                                                       900,000
----------------------------------------------------------------------------------------------------------
                                                                                                91,235,000
----------------------------------------------------------------------------------------------------------
Maine -- 0.1%
     5,350,000  A-1        Auburn ME Revenue Obligation (Morse Brothers Inc. Project)
                              1.70% VRDO AMT                                                     5,350,000
     2,290,000  NR+        Gorham ME Revenue Obligation (Montalvo Properties LLC
                              Project) Series A 1.70% VRDO AMT                                   2,290,000
----------------------------------------------------------------------------------------------------------
                                                                                                 7,640,000
----------------------------------------------------------------------------------------------------------
Maryland -- 3.7%
    16,435,000  VMIG 1*    Baltimore County MD (Oak Crest Village Inc. Project)
                              Series A 1.50% VRDO                                               16,435,000
     7,505,000  A-1+       Baltimore MD GO PART 1.55% due 8/22/02                                7,505,000
     8,700,000  A-1+       Baltimore MD IDA Capital Acquisition 1.45% VRDO                       8,700,000
    15,000,000  A-1+       Baltimore MD Public Improvement TECP 1.40% due 7/10/02               15,000,000
    10,000,000  A-1        Calvert County MD EDA Asbury Salomons Inc. 1.55% VRDO                10,000,000
     3,400,000  A-1+       Frederick County MD Retirement Community Revenue
                              Buckinghams Choice 1.45% VRDO                                      3,400,000

                       See Notes to Financial Statements.


14  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Maryland -- 3.7% (continued)
$   12,400,000  A-1+       Gaithersburg MD EDA Asbury Methodist Village Inc.
                              MBIA-Insured 1.55% VRDO                                       $   12,400,000
                           Howard County MD:
     2,120,000  A-1+          IDR Preston County Ltd. Partnership 1.70% VRDO AMT                 2,120,000
    10,521,000  A-1+          MFH Revenue Series 1021 PART 1.59% VRDO                           10,512,000
     4,000,000  VMIG 1*    Maryland State EDC College Park LLC Series A 1.50% VRDO               4,000,000
                           Maryland State GO PART:
     9,575,000  A-1+          Series 389 1.55% due 8/22/02                                       9,575,000
    20,850,000  A-1+          Series 390 2.80% due 7/11/02                                      20,850,000
    19,200,000  A-1+       Maryland State HEFA Pooled Loan Program 1.45% VRDO                   19,200,000
    82,085,000  A-1+       Maryland State Stadium Authority Sports Facilities Lease
                              Revenue 1.55% VRDO AMT                                            82,085,000
                           Montgomery County MD:
                              EDA (Howard Hughes Medical Institute):
    23,500,000  A-1+             Series A 1.47% VRDO                                            23,500,000
    25,500,000  A-1+             Series B 1.50% VRDO                                            25,500,000
    25,500,000  A-1+             Series C 1.47% VRDO                                            25,500,000
     6,265,000  A-1+          GO PART 1.55% due 8/22/02                                          6,265,000
     9,245,000  A-1        Municipal Securities Trust Certificate Series 1999-76
                              Class A FSA-Insured 1.45% VRDO                                     9,245,000
----------------------------------------------------------------------------------------------------------
                                                                                               311,792,000
----------------------------------------------------------------------------------------------------------
Massachusetts -- 3.1%
     8,000,000  SP-1+      Boston MA BAN Series A 4.00% due 5/1/02                               8,014,738
     6,900,000  A-1        Boston MA IDA Boston Home Inc. 1.55% VRDO                             6,900,000
    20,000,000  MIG 1*     Clinton MA BAN 2.25% due 2/6/03                                      20,093,726
    22,000,000  MIG 1*     Masconomet MA Regional School District BAN
                              2.25% due 6/14/02                                                 22,024,778
                           Massachusetts Municipal Wholesale Electrical Co. Power
                              Supply System:
                                 Series A:
    10,000,000  AAA                Pre-Refunded -- Escrowed with U.S. government
                                     securities to 7/1/02 Call @ 100 6.00% due 7/1/18           10,101,527
                                   Pre-Refunded -- Escrowed with U.S. government
                                     securities to 7/1/02 Call @ 102:
     2,855,000  AAA                    6.75% due 7/1/06                                          2,946,489
     3,500,000  AAA                    6.75% due 7/1/11                                          3,612,159
                                 Series C (Pre-Refunded -- Escrowed with U.S.
                                   government securities to 7/1/02 Call @ 102):
     2,075,000  AAA                  6.60% due 7/1/05                                            2,140,718
     2,220,000  AAA                  6.625% due 7/1/06                                           2,290,455
                           Massachusetts State DFA:
     2,280,000  A-1           Cider Mill Farms Series 99 1.55% VRDO AMT                          2,280,000

                       See Notes to Financial Statements.


15  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Massachusetts -- 3.1% (continued)
$    1,454,000  VMIG 1*       Dean College 1.45% VRDO                                       $    1,454,000
    10,000,000  A-1+          Draper Laboratory Issue MBIA-Insured 1.50% VRDO                   10,000,000
     3,695,000  A-1           Kayem Foods Inc. 1.55% VRDO AMT                                    3,695,000
                           Massachusetts State GO:
                              Series A:
     2,700,000  A-1              1.50% VRDO                                                      2,700,000
    12,300,000  A-1+             1.55% VRDO                                                     12,300,000
    30,500,000  A-1+          Series C 1.45% VRDO                                               30,500,000
                           Massachusetts State HEFA:
     4,905,000  A-1+          Berklee College Series 385 MBIA-Insured 1.43% VRDO                 4,905,000
                              Capital Asset Program Series C MBIA-Insured:
     6,500,000  VMIG 1*          1.45% VRDO                                                      6,500,000
     6,450,000  A-1+             1.50% VRDO                                                      6,450,000
     1,355,000  A-1           Hallmark Health Systems Series B FSA-Insured 1.50% VRDO            1,355,000
    11,075,000  A-1+          Harvard University Series Y 1.25% VRDO                            11,075,000
     1,300,000  A-1+          University of Massachusetts Series A 1.37% VRDO                    1,300,000
                           Massachusetts State IFA:
     4,605,000  A-1           Healthcare Facilities Jewish Geriatric Services 1.45% VRDO         4,605,000
     1,400,000  A-1           Higher Education Southern New England School of Law
                                 1.50% VRDO                                                      1,400,000
     1,900,000  VMIG 1*       Milton Academy MBIA-Insured 1.50% VRDO                             1,900,000
     1,795,000  A-1           Society for Prevention of Cruelty to Animals 1.45% VRDO AMT        1,795,000
     9,700,000  VMIG 1*    Massachusetts State Turnpike Authority Series 335
                              AMBAC-Insured 1.43% VRDO                                           9,700,000
                           Massachusetts State Water Resource Authority:
                              FGIC-Insured:
     8,600,000  A-1+             Series B 1.45% VRDO                                             8,600,000
    21,800,000  A-1+             Series C 1.45% VRDO                                            21,800,000
     5,000,000  A-1+          Series 94 TECP 1.50% due 6/10/02                                   5,000,000
    14,600,000  A-1+          Series 95 TECP 1.35% due 6/11/02                                  14,600,000
     7,296,400  NR+        Millbury MA BAN 3.75% due 4/19/02                                     7,298,455
    11,950,000  MIG 1*     Newton MA BAN 3.10% due 8/29/02                                      11,978,729
----------------------------------------------------------------------------------------------------------
                                                                                               261,315,774
----------------------------------------------------------------------------------------------------------
Michigan -- 2.6%
     6,800,000  VMIG 1*    Detroit MI Downtown Development Authority (Millender
                              Center Project) 1.55% VRDO                                         6,800,000
     7,053,000  A-1+       Detroit MI EDA Waterfront Reclamation Series A 1.50% VRDO             7,053,000
                           Detroit MI Sewer Disposal Revenue FGIC-Insured:
    34,165,000  A-1+          Series C2 1.60% VRDO                                              34,165,000
    11,000,000  A-1+          Series E 2.12% due 10/3/02                                        11,000,000
    25,000,000  A-1+       Michigan State Grant Anticipation Notes Series D
                              FSA-Insured 1.45% VRDO                                            25,000,000

                       See Notes to Financial Statements.


16  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Michigan -- 2.6% (continued)
                           Michigan State Municipal Bond Authority:
$   48,000,000  SP-1+         4.00% due 4/11/02                                             $   48,011,730
    30,200,000  SP-1+         Series A 2.25% due 8/21/02                                        30,310,309
                           Michigan State Strategic Fund:
    12,045,000  VMIG 1*       Village at Brighton LLC Project 1.50% VRDO                        12,045,000
    10,680,000  VMIG 1*       Village at Fort Gratiot LLC Series A 1.50% VRDO                   10,680,000
    10,000,000  VMIG 1*       Village at Muskegon LLC 1.50% VRDO                                10,000,000
     6,655,000  A-1        Municipal Securities Trust Certificates Series 2001-127
                              Class A PART 1.55% VRDO                                            6,655,000
     7,000,000  A-1        Saline MI EDA (Associate Spring Project) Series 88
                              1.70% VRDO AMT                                                     7,000,000
     6,000,000  A-1        Southfield Michigan EDA (Lawrence Technical University
                              Project) 1.55% VRDO                                                6,000,000
     6,000,000  VMIG 1*    University of Michigan Hospital Revenue Series A
                              1.45% VRDO                                                         6,000,000
        60,000  A-1+       Wayne Charter County Airport Revenue Series A
                              1.60% VRDO AMT                                                        60,000
----------------------------------------------------------------------------------------------------------
                                                                                               220,780,039
----------------------------------------------------------------------------------------------------------
Minnesota -- 0.3%
     4,200,000  A-1        Cloquet MN IDA (Potlatch Corp. Project) 1.60% VRDO AMT                4,200,000
     2,600,000  VMIG 1*    Hennepin County MN HDA MFH Loring Park Apartments
                              1.75% VRDO AMT                                                     2,600,000
     6,800,000  A-1        Hubbard County MN Solid Waste Disposal (Potlatch Corp.
                              Project) 1.60% VRDO AMT                                            6,800,000
     9,000,000  A-1+       Minneapolis & St. Paul MN Airport Revenue Series SGA 127
                              PART FGIC-Insured 1.57% VRDO                                       9,000,000
     5,500,000  AAA        Minnesota State GO 4.75% due 8/1/02                                   5,563,083
----------------------------------------------------------------------------------------------------------
                                                                                                28,163,083
----------------------------------------------------------------------------------------------------------
Miscellaneous -- 0.9%
                           Clipper Tax Exempt Certificates PART:
    19,670,088  VMIG 1*       Series 1992-2 1.78% VRDO AMT                                      19,670,088
    48,135,000  VMIG 1*       Series A FSA-Insured 1.73% VRDO                                   48,135,000
     6,750,000  A-1+       Pooled Puttable Floating Options Tax-Exempt PART
                              AMBAC-Insured 1.73% VRDO                                           6,750,000
----------------------------------------------------------------------------------------------------------
                                                                                                74,555,088
----------------------------------------------------------------------------------------------------------
Mississippi -- 0.1%
     2,050,000  A-1+       Canton MS IDR (Levi Strauss & Co. Project) 1.40% VRDO                 2,050,000
     5,350,000  NR+        Newton MS IDR (La-Z-Boy Chair Co. Project) 1.55% VRDO                 5,350,000
     2,800,000  NR+        Washington County MS IDR (La-Z-Boy Chair Co. Project)
                              1.65% VRDO AMT                                                     2,800,000
----------------------------------------------------------------------------------------------------------
                                                                                                10,200,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


17  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Missouri -- 0.8%
$    2,100,000  A-1+       Jefferson County MO IDA MFH (Sunset Pointe)
                              1.68% VRDO AMT                                                $    2,100,000
     1,705,000  NR+        Joplin MO IDA Smith & Smith Investments 1.60% VRDO AMT                1,705,000
     6,200,000  A-1+       Kansas City MO IDA MFH (Crooked Creek Apartments
                              Project) Series A 1.58% VRDO AMT                                   6,200,000
                           Missouri HEFA:
     6,800,000  VMIG 1*       Assemblies of God College 1.50% VRDO                               6,800,000
     3,913,000  A-1+          Barnes Hospital Project 1.45% VRDO                                 3,913,000
     4,100,000  NR+           Model Cities Health Corp. 1.50% VRDO                               4,100,000
    15,000,000  A-1+          Stowers Institute Medical Research 1.45% VRDO                     15,000,000
     4,000,000  A-1+       Missouri State Environmental Improvement & Energy
                              Resource Authority (Utilicorp United Inc. Project)
                              1.65% VRDO AMT                                                     4,000,000
    11,395,000  A-1+       St. Louis MO Airport Revenue PART FGIC-Insured
                              1.59% VRDO AMT                                                    11,395,000
     9,500,000  NR+        St. Louis MO IDA MFH (Parque Carondelet Apartment
                              Project) 1.58% VRDO AMT                                            9,500,000
----------------------------------------------------------------------------------------------------------
                                                                                                64,713,000
----------------------------------------------------------------------------------------------------------
Montana -- 0.0%
     1,925,000  A-1+       Montana State EDA Farmers Union Central Exchange
                              1.60% VRDO AMT                                                     1,925,000
----------------------------------------------------------------------------------------------------------
Nebraska -- 0.4%
                           Nebraska Helpers Inc. PART:
     4,495,000  VMIG 1*       Series 517 1.65% VRDO AMT                                          4,495,000
     5,400,000  A-1+          Series B MBIA-Insured 1.55% VRDO AMT (c)                           5,400,000
                           Nebraska IFA:
     6,000,000  A-1+          MFH (Riverbend Apartments Project) 1.58% VRDO AMT                  6,000,000
    19,995,000  A-1           SFH MERLOT Series A PART 1.68% VRDO AMT                           19,995,000
----------------------------------------------------------------------------------------------------------
                                                                                                35,890,000
----------------------------------------------------------------------------------------------------------
Nevada -- 1.3%
                           Clark County NV Highway:
    21,720,000  VMIG 1*       School District Munitop Certificates Trust PART
                                 1.65% due 8/28/02                                              21,720,000
    12,000,000  A-1+          Series RTC 2001-A TECP 1.20% due 4/5/02                           12,000,000
                           Nevada Housing Division:
     3,500,000  VMIG 1*       Multi Unit Housing Series A 1.70% VRDO AMT                         3,500,000
    18,245,000  A-1+          Park Vista Apartments 1.45% VRDO                                  18,245,000
    20,000,000  SP-1+         Single Family Mortgage Series 6 2.15% due 4/1/02 AMT              20,000,000
     4,460,000  VMIG 1*    Nevada Municipal Bond Bank Munitop PART
                              MBIA-Insured 1.57% VRDO                                            4,460,000

                       See Notes to Financial Statements.


18  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Nevada -- 1.3% (continued)
                           Nevada State GO PART:
$   11,000,000  A-1+          1.57% VRDO                                                    $   11,000,000
    16,657,500  VMIG 1*       Series 461 FGIC-Insured 1.56% VRDO                                16,657,500
----------------------------------------------------------------------------------------------------------
                                                                                               107,582,500
----------------------------------------------------------------------------------------------------------
New Hampshire -- 0.4%
     8,000,000  A-1        New Hampshire HEFA Kendal at Hanover 1.50% VRDO                       8,000,000
                           New Hampshire State Business Finance Authority:
    17,000,000  A-1+          Lonza Biologics Inc. Series 98 1.60% VRDO AMT                     17,000,000
     2,300,000  A-1+          Luminescent Systems Inc. 1.60% VRDO AMT                            2,300,000
     1,870,000  A-1           Park Nameplate Co. 1.70% VRDO AMT                                  1,870,000
     4,000,000  A-1+          Wheelabrator Concord Co. Series 97A 1.50% VRDO                     4,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                33,170,000
----------------------------------------------------------------------------------------------------------
New Jersey -- 2.9%
       800,000  A-1        New Jersey State GO MSTC 2001 Series 174A
                              PART 1.50% VRDO                                                      800,000
                           New Jersey State TRAN:
   165,000,000  SP-1+         Series C 3.00% due 6/14/02                                       165,331,240
                              TECP:
    20,000,000  A-1+             1.30% due 4/5/02                                               20,000,000
    12,900,000  A-1+             1.25% due 4/9/02                                               12,900,000
    10,000,000  A-1+             1.25% due 4/10/02                                              10,000,000
    20,000,000  A-1+             1.40% due 4/22/02                                              20,000,000
    10,000,000  A-1+             1.75% due 5/24/02                                              10,000,000
     3,800,000  A-1+       Salem County NJ PCR Atlantic City Electric Co. Series A
                              MBIA-Insured 1.25% VRDO                                            3,800,000
----------------------------------------------------------------------------------------------------------
                                                                                               242,831,240
----------------------------------------------------------------------------------------------------------
New Mexico -- 3.1%
    30,000,000  MIG 1*     Bernalillo County NM TRAN 3.50% due 6/28/02                          30,067,327
     4,500,000  A-1+       Hurley NM PCR British Petroleum 1.50% VRDO                            4,500,000
                           New Mexico State Hospital Equipment Loan Council:
     9,115,000  VMIG 1*       Pooled Loan Program Series A 1.85% VRDO                            9,115,000
     4,420,000  VMIG 1*       Series B 1.60% VRDO AMT                                            4,420,000
                           New Mexico State TRAN:
   135,000,000  SP-1+         3.00% due 6/28/02                                                135,461,271
    75,000,000  SP-1+         4.00% due 6/28/02                                                 75,259,022
----------------------------------------------------------------------------------------------------------
                                                                                               258,822,620
----------------------------------------------------------------------------------------------------------
New York -- 3.5%
    5,000,000   A-1+       Long Island Power Authority NY Subseries 3B 1.45% VRDO                5,000,000
    5,300,000   VMIG 1*    Monroe County NY IDR (St. Ann's Home For The Aged
                              Project) 1.47% VRDO                                                5,300,000

                       See Notes to Financial Statements.


19  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
New York -- 3.5% (continued)
$   13,500,000  A-1+       New York State Energy Research & Development Authority
                              PCR 3.15% due 3/15/03                                         $   13,500,000
    20,000,000  A-1        New York State Power Authority Series 2 1.55% due 7/12/02            20,000,000
                           NYC GO:
    20,000,000  SP-1+         RAN Series A 3.00% due 4/12/02                                    20,009,723
    16,100,000  A-1+          Series 92D FGIC-Insured 1.45% VRDO                                16,100,000
     4,100,000  A-1+          Series 93E5 1.35% VRDO                                             4,100,000
     6,000,000  A-1+          Subseries B2-B9 1.25% VRDO                                         6,000,000
     9,555,000  A-1+       NYC Health & Hospital Corp. 1.55% VRDO                                9,555,000
                           NYC Municipal Water Finance Authority:
                              Series 4 TECP:
    25,000,000  A-1+             1.25% due 4/1/02                                               25,000,000
    25,000,000  A-1+             1.25% due 4/5/02                                               25,000,000
       900,000  A-1+          Series A FGIC-Insured 1.45% VRDO                                     900,000
                           NYC Transitional Finance Authority Revenue:
                              Future Tax Secured:
     5,800,000  A-1+             Series B 1.45% VRDO                                             5,800,000
     2,700,000  A-1+             Series C 1.40% VRDO                                             2,700,000
    25,000,000  SP-1+         Recovery Notes Series A 3.25% due 10/2/02                         25,138,127
    60,000,000  SP-1+      Suffolk County NY TAN Series 1 2.75% due 8/15/02                     60,284,685
    50,000,000  VMIG 1*    Triborough Bridge & Tunnel Authority Series N15 PART
                              1.40% due 5/8/02                                                  50,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               294,387,535
----------------------------------------------------------------------------------------------------------
North Carolina -- 2.3%
    17,100,000  A-1        Albemarle NC Hospital Authority Healthcare Facilities
                              1.50% VRDO                                                        17,100,000
    10,000,000  A-1        Charlotte NC Water & Sewer Systems Series B 1.45% VRDO               10,000,000
     4,500,000  NR+        Iredell County NC PCR (Valspar Corp. Project)
                              1.65% VRDO AMT                                                     4,500,000
     9,505,000  A-1+       Mecklenburg County NC Lease Revenue 1.50% VRDO                        9,505,000
     3,500,000  Aa2*       North Carolina Agricultural Finance Authority (Coastal
                              Carolina Gin Project) 1.60% VRDO AMT                               3,500,000
                           North Carolina Capital Facilities Finance Agency:
                              Elon College:
     4,620,000  NR+              Series A 1.40% VRDO                                             4,620,000
     7,255,000  NR+              Series C 1.40% VRDO                                             7,255,000
    14,950,000  A-1           Fayetteville State University Student Housing 1.50% VRDO          14,950,000
     9,000,000  NR+           Wolfpack University Project 1.35% VRDO                             9,000,000
                           North Carolina EFA:
     9,675,000  A-1           Charlotte Latin School 1.50% VRDO                                  9,675,000
     9,500,000  A-1           Johnson C. Smith University 1.50% VRDO                             9,500,000
     6,745,000  NR+           Queens College Series A 1.50% VRDO                                 6,745,000
     7,000,000  A-1+          Roman Catholic Diocese 1.50% VRDO                                  7,000,000
    10,870,000  NR+           Warren Wilson College 1.45% VRDO                                  10,870,000

                       See Notes to Financial Statements.


20  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
North Carolina -- 2.3% (continued)
                           North Carolina Medical Care Community Health Care Facilities:
$    6,100,000  VMIG 1*       Lexington Memorial Hospital 1.45% VRDO                        $    6,100,000
     8,420,000  NR+           Lutheran Retirement Project 1.50% VRDO                             8,420,000
    13,750,000  A-1+          Moses Cone Health System Series B 1.45% VRDO                      13,750,000
    14,505,000  NR+           Randolph Hospital Inc. Project 1.50% VRDO                         14,505,000
     6,601,000  A-1+          Retirement Community Revenue 1.55% VRDO                            6,601,000
     8,305,000  A-1+       North Carolina State Water & Sewer System Revenue
                              1.55% VRDO                                                         8,305,000
     4,150,000  NR+        Robeson County NC Industrial Facilities & PCFA (Rocco
                              Turkeys Inc. Project) 1.65% VRDO AMT                               4,150,000
     1,700,000  A-1        Rowan County NC IDR PCR (Doubles LLC Project) Series 98
                              1.70% VRDO AMT                                                     1,700,000
     7,400,000  A-1        Winston-Salem NC Municipal Leasing Corp. 1.45% VRDO                   7,400,000
----------------------------------------------------------------------------------------------------------
                                                                                               195,151,000
----------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
     3,600,000  A-1+       Mercer County ND PCR (Minnesota Power Inc. Project)
                              Series 99 1.51% VRDO                                               3,600,000
----------------------------------------------------------------------------------------------------------
Ohio -- 2.0%
     5,685,000  A-1+       Cleveland OH Airport Systems Revenue Municipal Securities
                              Series SGA 126 PART FSA-Insured 1.55% VRDO                         5,685,000
     5,700,000  A-1+       Cleveland OH Income Tax Revenue AMBAC-Insured
                              1.50% VRDO                                                         5,700,000
                           Cuyahoga County OH Hospital Revenue:
                              Cleveland Clinic Foundation:
    16,130,000  A-1+             Series A 1.45% VRDO                                            16,130,000
     5,880,000  A-1+             Series B 1.55% VRDO                                             5,880,000
    26,170,000  A-1+             Series C 1.55% VRDO                                            26,170,000
    21,500,000  VMIG 1*       University Hospital Health System Series 99E
                                 AMBAC-Insured 1.50% VRDO                                       21,500,000
     5,145,000  VMIG 1*    Franklin County OH Hospital U.S. Health Corp. Series C
                              1.40% VRDO                                                         5,145,000
                           Hamilton County OH Health Care Facilities:
    30,400,000  VMIG 1*       Children's Medical Center 1.50% VRDO                              30,400,000
     9,690,000  VMIG 1*       Deaconess Long-Term Healthcare 1.59% VRDO                          9,690,000
    18,650,000  A-1        Ohio Building Authority MSTC Series 133A PART
                              FSA-Insured 1.45% due 6/13/02                                     18,650,000
                           Ohio State Air Quality Development Authority
                              (Ohio Edison Project):
     2,000,000  A-1              Series A 1.40% VRDO                                             2,000,000
     4,100,000  VMIG 1*          Series C 1.45% VRDO                                             4,100,000
    10,125,000  VMIG 1*    Ohio State University General Receipts FSA-Insured
                              1.50% VRDO                                                        10,125,000

                       See Notes to Financial Statements.


21  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Ohio -- 2.0% (continued)
$    8,500,000  VMIG 1*    Ohio State Water Development Authority Solid Waste
                              Disposal (Timken Co. Project) 1.55% VRDO AMT                  $    8,500,000
----------------------------------------------------------------------------------------------------------
                                                                                               169,675,000
----------------------------------------------------------------------------------------------------------
Oklahoma -- 0.5%
    28,250,000  A-1+       Oklahoma State Water Resources Board State Loan Program
                              2001 2.53% due 4/1/02                                             28,250,000
    12,295,000  VMIG 1*    Tulsa County OK HFA Single Family Mortgage PART
                              1.63% VRDO AMT                                                    12,295,000
     3,000,000  A-1+       Tulsa OK MFH Park Chase Apartments Series A-1 1.50% VRDO              3,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                43,545,000
----------------------------------------------------------------------------------------------------------
Oregon -- 0.3%
                           Oregon State EDC IDR:
       200,000  P-1*          Eagle Pitcher Industries 1.50% VRDO                                  200,000
       300,000  Aa3*          Trus Joist Corp. 1.50% VRDO                                          300,000
     5,105,000  A-1+       Oregon State GO Series 73F 1.40% VRDO                                 5,105,000
                           Oregon State Housing & Community Services Single-Family
                              Mortgage:
     5,000,000  MIG 1*           Series N 2.60% due 9/12/02 AMT                                  5,000,000
     1,435,000  MIG 1*           Series O 2.60% due 9/12/02 AMT                                  1,435,000
    16,900,000  A-1+       Washington County OR MFH (Cedar Mill Project)
                              1.65% VRDO AMT                                                    16,900,000
----------------------------------------------------------------------------------------------------------
                                                                                                28,940,000
----------------------------------------------------------------------------------------------------------
Pennsylvania -- 4.4%
     6,400,000  Aa3*       Allegheny County PA Hospital Development Authority
                              Dialysis Clinic 1.50% VRDO                                         6,400,000
     9,300,000  MIG 1*     Allegheny County PA Port Authority Grant Anticipation Notes
                              3.50% due 6/28/02                                                  9,318,567
                           Bucks County PA IDA Revenue:
     3,755,000  NR+           Dunmore Corp. Project 1.70% VRDO AMT                               3,755,000
     3,740,000  NR+           L&P Project Series A 1.70% VRDO AMT                                3,740,000
                           Dauphin County PA General Authority School District Pooled
                              Funding Program AMBAC-Insured:
    14,135,000  AAA              1.55% VRDO                                                     14,135,000
    16,850,000  VMIG 1*          1.55% VRDO                                                     16,850,000
    14,000,000  AAA              Series XXX 1.55% VRDO                                          14,000,000
     1,700,000  A-1+       Delaware County PA IDA General Electric Capital Corp.
                              Series G 1.35% VRDO                                                1,700,000
    71,130,000  A-1+       Emmaus PA General Authority Series 96 FSA-Insured
                              1.50% VRDO                                                        71,130,000
    57,000,000  A-1        Harrisburg PA Revenue 1.53% VRDO                                     57,000,000

                       See Notes to Financial Statements.


22  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Pennsylvania -- 4.4% (continued)
$    7,000,000  A-1        Lehigh County PA General Purpose Authority (The Good
                              Shepherd Group) AMBAC-Insured 1.60% VRDO                      $    7,000,000
     1,965,000  NR+        Lehigh County PA IDA (Impress Industries Project) Series A
                              1.70% VRDO AMT                                                     1,965,000
     1,700,000  Aa2*       Luzerne County PA IDA IDR (Culp Inc. Project) 1.65% VRDO AMT          1,700,000
    56,250,000  AAA        New Garden PA General Authority Pooled Financing Program
                              AMBAC-Insured 1.55% VRDO                                          56,250,000
                           Pennsylvania EDA (Wengers Feed Mill Project):
     5,800,000  NR+           Series B-1 1.65% VRDO AMT                                          5,800,000
     8,900,000  NR+           Series F-3 1.65% VRDO AMT                                          8,900,000
     5,100,000  A-1+       Pennsylvania Energy Development Authority (Piney Creek)
                              Series A 1.45% VRDO AMT                                            5,100,000
     7,000,000  VMIG 1*    Pennsylvania State Higher Education Assistance Agency
                              Student Loan Series A 1.70% VRDO                                   7,000,000
     6,605,000  A-1        Pennsylvania State Higher Educational Facilities Colleges &
                              Universities Revenue PA (College of Optometry) 1.50% VRDO          6,605,000
    23,000,000  VMIG 1*    Pennsylvania State Turnpike Commission Series 2001U
                              1.40% VRDO                                                        23,000,000
                           Philadelphia PA IDR:
     3,925,000  NR+           Friends of Master School Project 1.55% VRDO                        3,925,000
     4,670,000  Aa3*          Goldenberg Candy Project Series A 1.60% VRDO AMT                   4,670,000
    10,000,000  A-1        Philadelphia PA Water MSTC PART FGIC-Insured
                              1.45% due 8/13/02                                                 10,000,000
                           York County PA General Authority Pooled Financing Revenue
                              AMBAC-Insured:
    20,335,000  A-1              Series 96B 1.50% VRDO                                          20,335,000
    11,070,000  A-1              Series A 1.50% VRDO                                            11,070,000
----------------------------------------------------------------------------------------------------------
                                                                                               371,348,567
----------------------------------------------------------------------------------------------------------
Rhode Island -- 0.4%
     6,800,000  A-1        Rhode Island Health & Educational Building Corp. Portsmouth
                              Abbey School 1.45% VRDO                                            6,800,000
    20,000,000  NR+        Rhode Island State & Providence Plantation TAN
                              2.25% due 6/28/02                                                 20,041,719
                           Rhode Island State Industrial Facilities Corp:
     1,670,000  A-1           J-Cor LLC Project Series 98 1.70% VRDO AMT                         1,670,000
     2,155,000  A-1           Matthew Realty Co. 1.70% VRDO AMT                                  2,155,000
----------------------------------------------------------------------------------------------------------
                                                                                                30,666,719
----------------------------------------------------------------------------------------------------------
South Carolina -- 2.3%
                           Anderson County SC IDR:
     6,580,000  NR+           Culp Inc. Project 1.65% VRDO AMT                                   6,580,000
     3,400,000  NR+           Mikron Corp. Project 1.65% VRDO AMT                                3,400,000
     2,252,000  Aa2*       Chesterfield County SC IDR (Culp Inc. Project)
                              1.65% VRDO AMT                                                     2,252,000

                       See Notes to Financial Statements.


23  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
South Carolina -- 2.3% (continued)
$   17,000,000  MIG 1*     Greenville County SC School District TAN 3.00% due 4/15/02       $   17,003,716
     3,880,000  VMIG 1*    Greenwood County SC Hospital Series B 1.50% VRDO                      3,880,000
    18,600,000  VMIG 1*    Piedmont Municipal Power Agency Electric Revenue Series A
                              MBIA-Insured 1.50% VRDO                                           18,600,000
     6,130,000  A-1+       South Carolina GO PART 1.55% due 8/22/02                              6,130,000
                           South Carolina Housing Financial & Development Authority
                              MFH Revenue:
     6,400,000  A-1+             Rental-Bay Club Apartments 1.58% VRDO AMT                       6,400,000
     5,385,000  A-1+             Spartanburg Rental Housing Series A 1.50% VRDO                  5,385,000
                           South Carolina Jobs EDA Revenue:
     3,200,000  Aa3*          Advanced Automation Inc. Project 1.58% VRDO                        3,200,000
     4,600,000  P-1*          BASF Corp. 1.57% VRDO AMT                                          4,600,000
     8,000,000  VMIG 1*       Christ Church Episcopal School 1.50% VRDO                          8,000,000
     4,200,000  NR+           Conco Medical Products Project 1.70% VRDO AMT                      4,200,000
     6,900,000  A-1           Franco Manufacturing Co. Inc. Project 1.70% VRDO AMT               6,900,000
     4,200,000  NR+           Galey & Lord Industries Inc. Project 1.60% VRDO AMT                4,200,000
     8,200,000  Aa3*          Greenville Baptist Project 1.50% VRDO                              8,200,000
     1,100,000  Aa2*          Greenville Machinery Project 1.65% VRDO                            1,100,000
     7,400,000  VMIG 1*       Health Sciences Medical University 1.50% VRDO                      7,400,000
     1,300,000  NR+           ISO Poly Films Inc. Project 1.65% VRDO AMT                         1,300,000
     2,970,000  NR+           Jeffrey Specialty Equipment 1.70% VRDO AMT                         2,970,000
     4,800,000  Aa2*          Orders Realty Co. Inc. Project 1.60% VRDO AMT                      4,800,000
     5,000,000  VMIG 1*       Porter Guardian School Project 1.50% VRDO                          5,000,000
    14,785,000  Aa3*          Wellman Inc. Project 1.70% VRDO AMT                               14,785,000
    16,600,000  VMIG 1*    South Carolina Port Authority Munitop PART FSA-Insured
                              1.60% VRDO AMT                                                    16,600,000
                           South Carolina Public Service Authority:
     3,500,000  VMIG 1*       MERLOT Series L PART MBIA-Insured 1.63% VRDO                       3,500,000
    19,450,000  AAA           Santee Cooper Series D AMBAC-Insured 6.50% due 7/1/02             20,034,034
     3,500,000  A-1+       Williamsburg County SC IDR (Peddinghaus Project)
                              1.58% VRDO AMT                                                     3,500,000
----------------------------------------------------------------------------------------------------------
                                                                                               189,919,750
----------------------------------------------------------------------------------------------------------
South Dakota -- 0.1%
     8,200,000  A-1        Yankton SD IDR (Kolberg Pioneer Inc. Project) Series 98
                              1.65% VRDO AMT                                                     8,200,000
----------------------------------------------------------------------------------------------------------
Tennessee -- 7.2%
     4,435,000  P-1*       Anderson County TN IDR (Becromal of America Inc. Project)
                              1.95% VRDO AMT                                                     4,435,000
     1,100,000  A-1+       Blount County TN IDB IDR (Advanced Crystal Technology Inc.)
                              1.70% VRDO AMT                                                     1,100,000
                           Blount County TN PBA Local Government Public Improvement:
     3,500,000  VMIG 1*       Series A1D 1.50% VRDO                                              3,500,000
    13,000,000  VMIG 1*       Series A3A AMBAC-Insured 1.50% VRDO                               13,000,000

                       See Notes to Financial Statements.


24  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Tennessee -- 7.2% (continued)
                           Chattanooga TN HEFA:
$    8,500,000  Aa3*          McCallie School Project 1.45% VRDO                            $    8,500,000
     7,300,000  A-1           Tuff/Chattanooga Housing Project 1.50% VRDO                        7,300,000
    37,390,000  VMIG 1*    Clarksville TN PBA Pooled Financing 1.50% VRDO                       37,390,000
     4,400,000  VMIG 1*    Covington TN IDR (Charms Co. Project) 1.65% VRDO AMT                  4,400,000
     4,350,000  Aa2*       Dayton TN IDR (LA-Z-Boy Chair Co. Project) 1.55% VRDO                 4,350,000
     5,000,000  Aa3*       Dickenson County TN IDR (Renaissance Center) 1.50% VRDO               5,000,000
    12,150,000  A-1+       Hamilton County TN IDR (Aquarium-Imax) 1.50% VRDO                    12,150,000
     8,970,000  A-1+       Knox County TN Health Educational & Housing Facilities
                              Board (The Solutions Group Project) 1.85% VRDO                     8,970,000
    10,000,000  AAA        Knox County TN Public Improvement (Pre-Refunded -- Escrowed
                              with U.S. government securities to 4/1/02 Call @ 101)
                              6.88% due 4/1/14                                                  10,100,000
     8,100,000  Aa3*       Loudon TN IDB PCR (A.E. Stanley Manufacturing Co. Project)
                              1.50% VRDO                                                         8,100,000
    14,990,000  A-1+       Memphis TN Center City Financing Corp. MFH Series 1220
                              PART 1.59% VRDO                                                   14,990,000
     2,500,000  A-1+       Memphis TN GO Series 95A 1.55% VRDO                                   2,500,000
     8,810,000  A-1+       Metropolitan Nashville-Davidson County TN HEFA
                              Adventist/Sunbelt Health Systems Series A 1.55% VRDO               8,810,000
    12,400,000  VMIG 1*    Metropolitan Nashville-Davidson County TN IDB Revenue
                              MFH Arbor Knoll Series A 1.50% VRDO                               12,400,000
   10,000,000   VMIG 1*    Metropolitan Nashville-Davidson County TN Munitop
                              PART FGIC-Insured 1.57% VRDO                                      10,000,000
                           Metropolitan Nashville-Davidson County TN
                              Vanderbilt University:
     5,125,000  A-1+             Series 85A 1.65% due 1/15/03                                    5,125,000
     2,620,000  NR+              Series A 6.00% VRDO                                             2,732,222
    20,000,000  A-1+             Series B 1.45% VRDO                                            20,000,000
                           Montgomery County TN PBA Pooled Financing:
                              Montgomery County Loan Pool:
    11,000,000  A-1+             1.50% VRDO                                                     11,000,000
    12,450,000  VMIG 1*          1.50% VRDO                                                     12,450,000
                              Tennessee County Loan Pool:
    18,620,000  A-1+             1.50% VRDO                                                     18,620,000
    82,690,000  VMIG 1*          1.50% VRDO                                                     82,690,000
     4,000,000  Aa2*       Rutherford County TN IDR (Outboard Marine Project)
                              1.65% VRDO AMT                                                     4,000,000
                           Sevier County TN PBA (Local Government Public Improvement):
                              AMBAC-Insured:
     3,100,000  VMIG 1*          Series 4G3 1.50% VRDO                                           3,100,000
     5,200,000  VMIG 1*          Series 4H1 1.50% VRDO                                           5,200,000
     2,000,000  VMIG 1*          Series 4H3 1.50% VRDO                                           2,000,000
     2,100,000  VMIG 1*          Series A-1 1.50% VRDO                                           2,100,000
     6,200,000  VMIG 1*          Series A-3 1.50% VRDO                                           6,200,000

                       See Notes to Financial Statements.


25  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Tennessee -- 7.2% (continued)
$    5,930,000  VMIG 1*          Series A-6 1.50% VRDO                                      $    5,930,000
     3,800,000  VMIG 1*          Series B-2 1.50% VRDO                                           3,800,000
     9,680,000  VMIG 1*          Series D-1 1.50% VRDO                                           9,680,000
     4,000,000  VMIG 1*          Series D-2 1.50% VRDO                                           4,000,000
     8,400,000  VMIG 1*          Series D-3 1.50% VRDO                                           8,400,000
     5,200,000  VMIG 1*          Series E-1 1.50% VRDO                                           5,200,000
     5,000,000  VMIG 1*          Series E-2 1.50% VRDO                                           5,000,000
    10,000,000  VMIG 1*          Series G-1 1.50% VRDO                                          10,000,000
     5,645,000  VMIG 1*          Series H-1 1.50% VRDO                                           5,645,000
     5,000,000  VMIG 1*          Series I-A2 1.50% VRDO                                          5,003,000
                              FSA-Insured:
     1,800,000  VMIG 1*          Series 4-3 1.50% VRDO                                           1,800,000
     5,195,000  VMIG 1*          Series 4B9 1.50% VRDO                                           5,195,000
                           Shelby County TN Baptist Memorial Hospital TECP:
    20,000,000  A-1+          1.40% due 4/16/02                                                 20,000,000
    31,000,000  A-1+          1.50% due 4/18/02                                                 31,000,000
     7,500,000  A-1+          1.50% due 4/19/02                                                  7,500,000
     6,500,000  A-1+          1.80% due 4/19/02                                                  6,500,000
     8,465,000  A-1+       Shelby County TN Methodist Healthcare PART
                              MBIA-Insured 1.57% VRDO                                            8,465,000
     4,900,000  SP-1+      Shelby County TN TAN Series A 1.50% VRDO                              4,900,000
     7,100,000  NR+        Sullivan County TN IDB Revenue (Microporous Products)
                              1.65% VRDO AMT                                                     7,100,000
     7,000,000  VMIG 1*    Sumner County TN GO Capital Outlay Notes 1.45% VRDO                   7,000,000
    10,000,000  A-1+       Sumner County TN Hospital Alliance Pooled Finance
                              Series A 1.98% VRDO                                               10,000,000
                           Tennessee State GO Series A TECP:
    24,600,000  A-1+          1.65% due 6/10/02                                                 24,600,000
    13,500,000  A-1+          1.30% due 6/12/02                                                 13,500,000
    44,500,000  MIG 1*     Tennessee State Local Development Authority Series A
                              4.00% due 6/19/02                                                 44,621,803
----------------------------------------------------------------------------------------------------------
                                                                                               607,052,025
----------------------------------------------------------------------------------------------------------
Texas -- 13.1%
     4,000,000  P-1*       Angelina & Neches TX River Authority IDA Series C 1.50% VRDO          4,000,000
                           Austin TX Utility Systems:
    12,470,000  A-1+          Series 498 FSA-Insured 1.56% VRDO                                 12,470,000
    13,411,000  A-1+          Series A TECP 1.35% due 6/11/02                                   13,411,000
     7,490,000  VMIG 1*    Austin TX Water & Wastewater Systems MERLOT Series LLL
                              PART MBIA-Insured 1.63% VRDO                                       7,490,000
    13,000,000  VMIG 1*    Barbers TX School Munitop Series 98-24 PART PSFG
                              1.57% VRDO                                                        13,000,000
     2,800,000  A-1+       Bexar County TX MFH (Mitchell Village Apartments Project)
                              1.50% VRDO                                                         2,800,000
    12,700,000  A-1+       Brazos River Harbor Navagation District (BASF Corp. Project)
                              1.45% VRDO AMT                                                    12,700,000

                       See Notes to Financial Statements.


26  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Texas -- 13.1% (continued)
                           Brazos TX River Authority PCR Texas Utilities Electric Co.:
$    7,955,000  A-1+          Series A TECP AMBAC-Insured 1.75% due 6/17/02 AMT             $    7,955,000
    40,000,000  A-1+          Series C 1.35% due 7/11/02 AMT                                    40,000,000
    10,500,000  NR+        Calhoun County TX Solid Waste Disposal (Formosa Plastics
                              Corp. Project) 1.60% VRDO AMT                                     10,500,000
     4,100,000  A-1+       Carroll TX ISD School Building GO PSFG 1.70% due 8/15/32              4,100,000
     7,000,000  A-1+       Corpus Christi TX Utility System Series A TECP
                              1.70% due 4/16/02                                                  7,000,000
     3,700,000  VMIG 1*    Crawford TX IDR (Franklin Industrial Project) 1.60% VRDO AMT          3,700,000
                           Dallas TX Water & Sewer Systems:
     8,000,000  VMIG 1*       Munitop Series 98-19 PART FSA-Insured 1.57% VRDO                   8,000,000
     6,788,000  A-1+          TECP 1.35% due 7/10/02                                             6,788,000
    14,900,000  VMIG 1*    Dallas-Fort Worth TX International Airport MERLOT
                              Series 2000-2 PART FGIC-Insured 1.68% VRDO AMT                    14,900,000
     6,900,000  A-1+       Dallas-Fort Worth TX Regional Airport Revenue PART
                              MBIA-Insured 1.59% VRDO AMT                                        6,900,000
     4,200,000  NR+        Fort Bend County TX IDC IDR (Aaron Rents Inc. Project)
                              1.70% VRDO AMT                                                     4,200,000
     3,000,000  VMIG 1*    Fort Bend County TX ISD Series 1999-6 PART PSFG
                              1.57% VRDO                                                         3,000,000
                           Grand Prairie TX ISD PSFG:
    58,315,000  VMIG 1*       2.75% due 8/1/02                                                  58,315,000
    10,000,000  VMIG 1*       Munitop Series 2000-20 Multistate PART
                                 1.60% due 11/6/02                                              10,000,000
     3,000,000  SP-1+      Greater East Texas Higher Education Revenue
                              Series B 1.52% VRDO                                                3,000,000
                           Greater Texas Student Loan Corp.:
    10,000,000  A-1+          Series 96A 1.12% VRDO AMT                                         10,000,000
    13,300,000  A-1+          Series 98A 1.52% VRDO AMT                                         13,300,000
    35,000,000  VMIG 1*       Series A 1.52% VRDO AMT                                           35,000,000
    17,000,000  Aa2*       Guadalupe Blanco River TX IDR (The BOC Group Inc. Project)
                              1.50% VRDO                                                        17,000,000
    10,000,000  P-1*       Harris County TX Flood Control District TECP 1.50% due 4/8/02        10,000,000
                           Harris County TX GO:
                              PART:
     4,995,000  A-1+             AMBAC-Insured 1.55% due 8/22/02                                 4,995,000
     7,800,000  A-1+             FGIC-Insured 1.57% VRDO                                         7,800,000
    16,925,000  A-1+          Series D TECP 1.35% due 6/3/02                                    16,925,000
                           Harris County TX IDR:
     4,900,000  A-1+          Baytank Houston Inc. 1.45% VRDO                                    4,900,000
     4,000,000  NR+           Parrot Ice Drink Products Series A 1.80% VRDO AMT                  4,000,000
     4,140,000  A-1+          Precision General Inc. Project 1.65% VRDO AMT                      4,140,000

                       See Notes to Financial Statements.


27  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Texas -- 13.1% (continued)
                           Harris County TX Toll Road:
$   18,267,000  A-1           Senior Lien TECP 1.55% due 7/11/02                            $   18,267,000
     7,700,000  A-1+          Series F 1.40% VRDO                                                7,700,000
     7,000,000  A-1+       Hockley County TX IDC PCR (Amoco Corp. Project)
                              1.94% VRDO                                                         7,000,000
                           Houston TX Airport Systems PART:
     4,700,000  A-1+          MERLOT Series BO4 FSA-Insured 1.68% VRDO AMT                       4,700,000
    15,000,000  P-1*          Series 1998-15 Munitop FGIC-Insured 1.61% VRDO AMT                15,000,000
                           Houston TX GO:
                              Series A:
     5,000,000  A-1+             1.55% due 4/12/02                                               5,000,000
    20,000,000  A-1+             TECP 1.30% due 5/23/02                                         20,000,000
    11,600,000  A-1+          Series C 1.25% due 4/8/02                                         11,600,000
    16,700,000  A-1+       Houston TX Higher Education Rice University TECP
                              1.40% due 7/9/02                                                  16,700,000
                           Houston TX ISD:
     7,320,000  A-1+          PART PSFG 1.57% VRDO                                               7,320,000
     5,000,000  VMIG 1*       Series 2000-11 PART PSFG 1.63% VRDO                                5,000,000
                           Houston TX Water & Sewer Revenue:
    15,000,000  A-1+          MERLOT Series A128 MBIA-Insured 1.63% VRDO                        15,000,000
    19,400,000  A-1+          Series 73 FGIC-Insured 1.57% VRDO                                 19,400,000
     8,000,000  Aa2*       Leon County TX IDR (BOC Group Inc. Project) 1.50% VRDO                8,000,000
                           Lewisville TX ISD:
    10,290,000  VMIG 1*        Munitop PART PSFG 1.60% due 11/6/02                              10,290,000
    17,000,000  A-1+           Series SGA 134 PART PSFG 1.57% VRDO                              17,000,000
                           Mansfield TX ISD:
    11,100,000  VMIG 1*       Series 96 PSFG 2.70% due 6/30/02                                  11,100,000
     5,000,000  A-1+          Series SGA 129 PART PSFG 1.57% VRDO                                5,000,000
                           Municipal Securities Trust Certificates PART:
    18,370,000  A-1           Denton Water & Sewer Series 2001-117
                                 Class A 1.58% VRDO                                             18,370,000
     3,790,000  A-1           Series 9009 Class A FSA-Insured 1.67% VRDO                         3,790,000
     2,250,000  NR+        North Central Texas Health Facility Development Corp.
                              Los Barrios Unidos Community 1.55% VRDO                            2,250,000
                           North Texas Higher Education Authority Inc. Student Loan:
     7,900,000  NR+           Series 1993A 1.70% VRDO AMT                                        7,900,000
                              Series A:
     3,500,000  VMIG 1*          1.70% VRDO AMT                                                  3,500,000
     8,400,000  A-1+             AMBAC-Insured 1.70% VRDO AMT                                    8,400,000
     4,500,000  VMIG 1*       Series C AMBAC-Insured 1.70% VRDO AMT                              4,500,000
                           North Texas Tollway Authority Series A TECP:
    10,000,000  A-1+          1.30% due 6/12/02                                                 10,000,000
     5,000,000  A-1+          1.30% due 7/10/02                                                  5,000,000
    10,130,000  A-1+       Pflugerville TX ISD Series 565 PSFG 1.56% VRDO                       10,130,000

                       See Notes to Financial Statements.


28  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Texas -- 13.1% (continued)
                           Plano TX ISD PSFG:
$   35,520,000  A-1+          1.40% due 6/18/02                                             $   35,520,000
    19,700,000  A-1+          1.57% VRDO                                                        19,700,000
     3,700,000  A-1+       Polly Ryon Memorial Hospital TX 1.50% VRDO                            3,700,000
     5,110,000  AAA        Port of Houston Authority TX Tax Revenue FSA-Insured
                              2.00% due 5/1/02                                                   5,112,978
                           San Antonio TX:
    22,677,000  VMIG 1*       Electricity & Gas Munitop PART MBIA-Insured 1.57% VRDO            22,677,000
                              Water System:
     4,115,000  A-1+             MSTC Series SGA 42 PART MBIA-Insured
                                   1.57% VRDO                                                    4,115,000
    12,500,000  A-1+             Series A TECP 1.25% due 4/9/02                                 12,500,000
    14,900,000  SP-1+      San Jacinto TX College District AMBAC-Insured 1.70% VRDO             14,900,000
     6,500,000  VMIG 1*    Southeast Texas HFC MFH Oaks of Hitchcock Apartments
                              1.58% VRDO AMT                                                     6,500,000
     4,030,000  Aa3*       Sulphur Springs TX IDR (CMH Manufacturing Inc. Project)
                              1.60% VRDO AMT                                                     4,030,000
    12,485,000  A-1        Texas Department of Housing Series 9003 Class A PART
                              1.72% VRDO                                                        12,485,000
    13,560,000  A-1+       Texas Municipal Gas Reserves Corp. Series 98 FSA-Insured
                              1.45% VRDO                                                        13,560,000
    11,500,000  A-1+       Texas State GO Veterans Housing Assistance Series 2
                              1.58% VRDO AMT                                                    11,500,000
   215,950,000  MIG 1*     Texas TRAN Series A-L32 3.75% due 8/29/02                           217,060,027
    14,025,000  VMIG 1*    Texas Veterans Land Series A 1.55% VRDO AMT                          14,025,000
     5,112,500  VMIG 1*    Texas Water Development Board Series 230 PART 1.56% VRDO              5,112,500
     7,700,000  NR+        Trinity River Authority TX Solid Waste Disposal (Community
                              Waste Disposal Project) 1.70% VRDO AMT                             7,700,000
    18,700,000  VMIG 1*    Tyler TX Health Facilities Development Corp. 1.59% VRDO              18,700,000
    16,800,000  A-1+       University of Texas Series A TECP 1.40% due 6/4/02                   16,800,000
----------------------------------------------------------------------------------------------------------
                                                                                             1,105,903,505
----------------------------------------------------------------------------------------------------------
Utah -- 1.4%
   15,410,000   VMIG 1*    Alpine UT School District PART 1.55% due 8/22/02                     15,410,000
   10,000,000   MIG 1*     Davis County UT School District TAN 3.75% due 6/28/02                10,027,015
                           Intermountain Power Agency UT Power Supply
                              TECP AMBAC-Insured:
     8,900,000  A-1+             Series 85B 1.25% due 4/10/02                                    8,900,000
     8,600,000  A-1+             Series 85E 1.15% due 4/16/02                                    8,600,000
     8,000,000  A-1+             Series 85E-2 1.25% due 4/2/02                                   8,000,000
    19,280,000  A-1+             Series 85F-2 1.20% due 4/10/02                                 19,280,000
    13,875,000  A-1+             Series 85F-2 1.30% due 5/24/02                                 13,875,000
     2,200,000  A-1        Ogden City UT IDR (Infiltrator System Inc. Project)
                              1.70% VRDO AMT                                                     2,200,000

                       See Notes to Financial Statements.


29  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Utah -- 1.4% (continued)
$    9,500,000  A-1+       Salt Lake City UT Pooled Class A (IHC Health Services Inc.)
                              1.45% VRDO                                                    $    9,500,000
     5,000,000  VMIG 1*    Salt Lake City UT Rowland Hall (St. Mark's Project)
                              1.50% VRDO                                                         5,000,000
    20,000,000  A-1+       Weber County UT IHC Healthcare Series C 1.50% VRDO                   20,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               120,792,015
----------------------------------------------------------------------------------------------------------
Vermont -- 0.1%
     7,100,000  Aa3*       Vermont IDA IDR (Wallace Computer Services Project)
                              1.50% VRDO                                                         7,100,000
----------------------------------------------------------------------------------------------------------
Virginia -- 2.1%
                           Alexandria VA IDA IDR:
     5,000,000  A-1           Defense Analysis Series B AMBAC-Insured 1.60% VRDO                 5,000,000
     1,000,000  Aa2*          Global Printing Project 1.65% VRDO AMT                             1,000,000
    2,000,000   A-1        Alexandria VA Redevelopment & Housing Authority Residential
                              Care Facilities Goodwin House Inc. Series B 1.45% VRDO             2,000,000
     7,910,000  A-1+       Arlington County VA GO PART 1.55% due 8/22/02                         7,910,000
    13,225,000  A-1+       Clarke County VA IDA Education Facilities Revenue
                              (Grafton School Inc. Project) 1.50% VRDO                          13,225,000
    20,940,000  VMIG 1*    Culpepper VA IDA Residential Care Facility Virginia Baptist
                              Homes 1.50% VRDO                                                  20,940,000
     3,400,000  Aa1*       Front Royal & Warren Counties VA IDA (PenTab Industries Inc.)
                              1.60% VRDO AMT                                                     3,400,000
    78,820,000  A-1+       Harrisonburg VA IDR Pooled Loan Program 1.50% VRDO                   78,820,000
     7,000,000  A-1+       Henrico County VA EDA IDR (Infineon Technologies Project)
                              1.60% VRDO AMT                                                     7,000,000
     4,805,000  NR+        Henrico County VA IDA Hermitage Health Facilities
                              1.50% VRDO                                                         4,805,000
     3,000,000  A-1+       King George County VA (Garnet of Virginia Inc. Project)
                              1.60% VRDO AMT                                                     3,000,000
     2,100,000  Aa3*       Mecklenburg VA IDA (Glaize & Bro LLC) 1.65% VRDO AMT                  2,100,000
     1,600,000  A-1        Municipal Securities Trust Certificates Series 2001-159
                              Class A AMBAC-Insured 1.55% VRDO                                   1,600,000
     5,940,000  NR+        Rockbridge County VA IDR (Des Champs Project)
                              1.60% VRDO AMT                                                     5,940,000
     5,000,000  VMIG 1*    Virginia Beach VA Development Authority (IMS Gear Project)
                              1.60% VRDO AMT                                                     5,000,000
     9,700,000  A-1        Virginia College Building Authority (Shenandoah University
                              Project) 1.50% VRDO                                                9,700,000
     2,400,000  A-1+       Virginia Port Authority PART MBIA-Insured 1.63% VRDO                  2,400,000
     3,380,000  NR+        Virginia Small Business Finance Authority (Ennstone Project)
                              1.60% VRDO AMT                                                     3,380,000
----------------------------------------------------------------------------------------------------------
                                                                                               177,220,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


30  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
Washington -- 2.3%
$    3,320,000  A-1+       Everett WA IDC (Elizabeth A. Lynn Trust Project)
                              1.75% VRDO AMT                                                $    3,320,000
     5,300,000  A-1+       Kent County WA MSTC Series SGA 27 PART MBIA-Insured
                              1.57% VRDO                                                         5,300,000
     7,175,000  A-1+       King County WA Housing Authority (Overlake Project)
                              1.60% VRDO AMT                                                     7,175,000
     2,275,000  A-1        Olympia WA EDA (Spring Air Northwest Project)
                              1.75% VRDO AMT                                                     2,275,000
     4,200,000  P-1*       Pierce County WA EDA Dock & Wharf Facilities
                              (SCS Industries Project) 1.65% VRDO AMT                            4,200,000
     2,120,000  A-1+       Port of Seattle WA Series 99A TECP 1.25% VRDO                         2,120,000
     3,400,000  A-1+       Seattle WA GO Series D 1.50% VRDO                                     3,400,000
     4,995,000  VMIG 1*    Vancouver WA Water & Sewer Series 260 PART FGIC-Insured
                              1.56% VRDO                                                         4,995,000
    52,700,000  A-1+       Washington Metro Airport Authority 1.60% due 4/19/02 AMT             52,700,000
     5,500,000  A-1        Washington State EDFA Solid Waste Disposal (Waste
                              Management Project) Series C 1.65% VRDO AMT                        5,500,000
                           Washington State GO:
    14,265,000  A-1           MSTC Series 2001-149 Class A PART FGIC-Insured
                                 1.58% VRDO                                                     14,265,000
    14,155,000  A-1+          Munitop 2001-6 PART MBIA-Insured 1.75% due 8/28/02                14,155,000
     6,100,000  VMIG 1*    Washington State Health Care Facilities National Healthcare
                              Research & Education 1.50% VRDO                                    6,100,000
                           Washington State HFA:
                              MFH:
     8,450,000  A-1+             Arbors on the Park Project 1.65% VRDO AMT                       8,450,000
     5,165,000  VMIG 1*          Olympic Heights Apartments 1.50% VRDO                           5,165,000
                              Nonprofit:
    10,400,000  A-1              Emerald Heights Project 1.45% VRDO                             10,400,000
     4,950,000  A-1              Pioneer Human Services 1.55% VRDO                               4,950,000
     5,500,000  VMIG 1*          Rockwood Retirement Program Series A 1.55% VRDO                 5,500,000
     2,885,000  A-1              YMCA Snohomish County Project 1.55% VRDO                        2,885,000
     9,945,000  VMIG 1*       Variable Rate Certificates Series T PART 1.65% VRDO AMT            9,945,000
                           Washington State Public Power Supply Systems (Nuclear Project):
     9,195,000  A-1+          No. 1 PART MBIA-Insured 1.57% VRDO                                 9,195,000
     5,000,000  NR+           No. 2 Series A (Escrowed to maturity with U.S.
                                 government securities) 5.50% due 7/1/02                         5,042,043
                           Yakima County WA Public Corp.:
     5,200,000  P-1*          Can-Am Millwork Ltd. Project 1.65% VRDO AMT                        5,200,000
     2,000,000  NR+           Longview Fibre Co. Project 1.80% VRDO AMT                          2,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               194,237,043
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


31  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2002
================================================================================

     FACE
    AMOUNT      RATING(a)                   SECURITY                                             VALUE
==========================================================================================================
West Virginia -- 0.1%
$    1,200,000  A-1+       Marion County WV Solid Waste Disposal Facilities
                              (Granttown Project) Series D 1.70% VRDO AMT                   $    1,200,128
     1,730,000  Aa2*       Putnam County WV Solid Waste Disposal FMC Corp.
                              1.70% VRDO AMT                                                     1,730,000
     4,245,000  VMIG 1*    West Virginia School Building Corp. Series 263 PART
                              FSA-Insured 1.56% VRDO                                             4,245,000
----------------------------------------------------------------------------------------------------------
                                                                                                 7,175,128
----------------------------------------------------------------------------------------------------------
Wisconsin -- 1.1%
     2,470,000  A-1+       Germantown WI IDR (Great Lakes Packaging Corp.)
                              1.58% VRDO AMT                                                     2,470,000
    18,500,000  MIG 1*     Madison WI Metropolitan School District TRAN
                              2.50% due 6/28/02                                                 18,533,242
                           Municipal Securities Trust Certificates PART:
     4,455,000  A-1           Series 1999-70 Class A FSA-Insured 1.57% VRDO                      4,455,000
     5,780,000  A-1           Series 1999-74 Class A 1.59% VRDO AMT                              5,780,000
     6,000,000  A-1+       Oneida Tribe of Indians HFA 1.50% VRDO                                6,000,000
                           Wisconsin HEFA SSM Health Care TECP:
    10,080,000  VMIG 1*       1.30% due 4/2/02                                                  10,080,000
     6,800,000  VMIG 1*       1.30% due 4/12/02                                                  6,800,000
    12,000,000  A-1           1.50% due 6/12/02                                                 12,000,000
       790,000  VMIG 1*    Wisconsin Housing & EDA Home Ownership PART
                              GEMICO-Insured 1.66% VRDO AMT                                        790,000
     8,320,000  A-1+       Wisconsin Public Power Inc. Power Supply System PART
                              AMBAC-Insured 1.57% VRDO                                           8,320,000
    16,095,000  A-1+       Wisconsin State GO Series 97A TECP 1.30% due 4/9/02                  16,095,000
----------------------------------------------------------------------------------------------------------
                                                                                                91,323,242
----------------------------------------------------------------------------------------------------------
Wyoming -- 1.2%
    66,130,000  A-1+       Wyoming Community Development Authority Series 562
                              PART FGIC-Insured 1.65% VRDO AMT                                  66,130,000
    33,000,000  SP-1+      Wyoming State Education Fund TRAN Series B
                              3.50% due 6/27/02                                                 33,071,377
----------------------------------------------------------------------------------------------------------
                                                                                                99,201,377
----------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $8,411,965,740**)                                       $8,411,965,740
==========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.
(b)   Variable rate obligation payable at par on demand on the date indicated.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
+ Security has not been rated by either Moody's Investors Service, Inc. or Standard & Poor's Ratings Service. However, the Board of Directors has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 33 and 34 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


32  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds that are rated "AAA" have the highest rating assigned by
          Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     -- Bonds that are rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A      -- Bonds that are rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    -- Bonds that are rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa    -- Bonds that are rated "Baa" are considered as medium grade obligations,
          i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


33  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature --
          VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

AMBAC  -- AMBAC Indemnity Corporation
AMT    -- Alternative Minimum Tax
BAN    -- Bond Anticipation Notes
CGIC   -- Capital Guaranty Insurance Company
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Financial Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
ETM    -- Escrowed to Maturity
FGIC   -- Financial Guaranty Insurance Company
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financial Security Assurance
GDA    -- Government Development Authority
GEMICO -- General Electric Mortgage Insurance Company
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDA    -- Housing Development Authority
HEFA   -- Health and Educational Facilities Authority
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDR    -- Industrial Development Revenue
IFA    -- Industrial Finance Agency
ISD    -- Independent School District
MBIA   -- Municipal Bond Investors  Assurance Corporation
MERLOT -- Municipal Exempt Receipts Liquidity Optional Tender
MFH    -- Multi-Family Housing
MSTC   -- Municipal Securities Trust Certificates
PART   -- Partnership Structure
PBA    -- Public Building Authority
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Facilities Authority
PSFG   -- Permanent School Fund Guaranty
RAN    -- Revenue Anticipation Notes
RAW    -- Revenue Anticipation Warrants
SFH    -- Single-Family Housing
SLMA   -- Student Loan Marketing Association
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TRAN   -- Tax & Revenue Anticipation Notes
VRDO   -- Variable Rate Demand Obligation


34  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                               March 31, 2002
================================================================================

ASSETS:
   Investments, at amortized cost                               $ 8,411,965,740
   Cash                                                                  44,797
   Interest receivable                                               38,770,191
   Receivable for securities sold                                     2,850,000
   Other assets                                                          79,165
-------------------------------------------------------------------------------
   Total Assets                                                   8,453,709,893
-------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                  4,874,387
   Management fee payable                                             3,409,245
   Distribution fees payable                                            259,064
   Deferred compensation payable                                         79,165
   Accrued expenses                                                     785,423
-------------------------------------------------------------------------------
   Total Liabilities                                                  9,407,284
-------------------------------------------------------------------------------
Total Net Assets                                                $ 8,444,302,609
===============================================================================

NET ASSETS:
   Par value of capital stock                                   $    84,439,980
   Capital paid in excess of par value                            8,359,413,584
   Undistributed net investment income                                  500,207
   Accumulated net realized loss from security transactions             (51,162)
-------------------------------------------------------------------------------
Total Net Assets                                                $ 8,444,302,609
===============================================================================
Shares Outstanding:
   Class A                                                        8,443,010,855
   ----------------------------------------------------------------------------
   Class Y                                                              987,111
   ----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                               $          1.00
   ----------------------------------------------------------------------------
   Class Y (and redemption price)                               $          1.00
===============================================================================

                       See Notes to Financial Statements.


35  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Statement of Operations                        For the Year Ended March 31, 2002
================================================================================

INVESTMENT INCOME:
   Interest                                                         $202,451,300
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 3)                                            38,844,966
   Distribution fees (Note 3)                                          8,287,648
   Shareholder and system servicing fees                               2,145,000
   Registration fees                                                     607,500
   Custody                                                               413,450
   Shareholder communications                                            118,000
   Audit and legal                                                        68,500
   Directors' fees                                                        38,000
   Other                                                                  38,150
--------------------------------------------------------------------------------
   Total Expenses                                                     50,561,214
--------------------------------------------------------------------------------
Net Investment Income                                                151,890,086
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                          80,935
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $151,971,021
================================================================================

                       See Notes to Financial Statements.


36  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets                For the Years Ended March 31,
================================================================================

                                                   2002               2001
================================================================================
OPERATIONS:
   Net investment income                    $    151,890,086   $    259,682,851
   Net realized gain                                  80,935            395,743
-------------------------------------------------------------------------------
   Increase in Net Assets From Operations        151,971,021        260,078,594
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                        (151,890,086)      (259,686,037)
-------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders              (151,890,086)      (259,686,037)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 4):
   Net proceeds from sale of shares           28,155,479,859     31,374,314,438
   Net asset value of shares issued for
     reinvestment of dividends                   157,604,742        251,566,464
   Cost of shares reacquired                 (28,321,733,200)   (30,177,223,591)
-------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                      (8,648,599)     1,448,657,311
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 (8,567,664)     1,449,049,868

NET ASSETS:
   Beginning of year                           8,452,870,273      7,003,820,405
-------------------------------------------------------------------------------
   End of year*                             $  8,444,302,609   $  8,452,870,273
===============================================================================
* Includes undistributed (overdistributed)
    net investment income of:               $        500,207   $         (3,105)
================================================================================

                       See Notes to Financial Statements.


37  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2002, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income was reclassified from paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy condi-


38  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

tions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the year ended March 31, 2002, the Fund paid transfer agent fees of $1,637,987 to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A shares calculated at the annual rate of 0.10% of the average daily net assets of that class.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.


39  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

4. Capital Shares

At March 31, 2002, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Y shares can be purchased directly by investors.

At March 31, 2002, total paid-in capital amounted to the following for each class:

                                                Class A             Class Y
================================================================================
Total Paid-in Capital                        $8,443,010,855        $987,111
================================================================================

Transactions in shares of the Fund were as follows:

                                          Year Ended               Year Ended
                                        March 31, 2002           March 31, 2001
================================================================================
Class A
Shares sold                             28,154,079,859           31,373,094,752
Shares issued on reinvestment              157,583,146              251,546,320
Shares reacquired                      (28,320,483,200)         (30,176,338,129)
--------------------------------------------------------------------------------
Net Increase (Decrease)                     (8,820,195)           1,448,302,943
================================================================================
Class Y
Shares sold                                  1,400,000                1,219,686
Shares issued on reinvestment                   21,596                   20,144
Shares reacquired                           (1,250,000)                (885,462)
--------------------------------------------------------------------------------
Net Increase                                   171,596                  354,368
================================================================================


40  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                           2002         2001         2000         1999         1998
===================================================================================================
Net Asset Value, Beginning of Year     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------
Net investment income                     0.018        0.035        0.028        0.028        0.031
Dividends from net investment income     (0.018)      (0.035)      (0.028)      (0.028)      (0.031)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year           $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------
Total Return                               1.84%        3.54%        2.89%        2.84%        3.15%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)     $  8,443     $  8,452     $  7,003     $  7,104     $  6,336
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                             0.61%        0.62%        0.63%        0.62%        0.61%
   Net investment income                   1.82         3.46         2.84         2.79         3.10
===================================================================================================

Class Y Shares                             2002         2001         2000         1999         1998
===================================================================================================
Net Asset Value, Beginning of Year     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------
Net investment income                     0.019        0.036        0.030        0.029        0.032
Dividends from net investment income     (0.019)      (0.036)      (0.030)      (0.029)      (0.032)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Year           $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------
Total Return                               1.93%        3.66%        3.03%        2.95%        3.25%
---------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)     $    1.0     $    0.8     $    0.5     $   24.0     $    0.5
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                             0.48%        0.49%        0.50%        0.49%        0.52%
   Net investment income                   1.92         3.50         2.87         2.90         3.23
===================================================================================================

(1) As a result of voluntary expense limitations, the expense ratio will not exceed 0.70% for any share class.

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 2002:

      o 100.00% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.


41  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors
of Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        /s/ KPMG LLP


New York, New York
May 15, 2002


42  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Additional Information (unaudited)
================================================================================

Information about Directors and Officers

The business and affairs of the Smith Barney Municipal Money Market Fund, Inc. ("Investment Company") are managed under the direction of the Investment Company's Board of Directors. Information pertaining to the Directors and Officers of the Investment Company is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Investment Company's transfer agent (Travelers Bank & Trust, fsb. at 1-800-451-2010).

                                                                               Number of
                                                                               Investment
                                             Term of                           Companies
                                             Office*        Principal           in Fund
                              Position(s)  and Length      Occupation(s)         Complex           Other
                               Held with     of Time        During Past         Overseen       Directorships
Name, Address and Age            Fund        Served         Five Years         by Director   Held by Director
-------------------------------------------------------------------------------------------------------------
Non-Interested
Directors:

Lee Abraham                    Director      Since    Retired; Former Chair-       9          Signet Group
13732 LeHavre Drive                          1999     man and CEO of Associ-                       PLC
Frenchman's Creek                                     ated Merchandising
Palm Beach Gardens, FL 33410                          Corp., a major retail
Age 74                                                merchandising organi-
                                                      zation. Former Trustee
                                                      of Galey & Lord, Liz
                                                      Claiborne, R.G. Barry
                                                      Corporation and
                                                      eNote.com Inc.

Allan J. Bloostein             Director      Since    President of Allan          16             Taubman
27 West 67th Street, Apt. 5FW                1999     Bloostein Associates, a                  Centers Inc.
New York, NY 10023                                    consulting firm.
Age 72                                                Former Director of
                                                      CVS Corporation

Jane F. Dasher                 Director      Since    Controller of PBK            9              None
Korsant Partners                             1999     Holdings Inc., a family
283 Greenwich Avenue                                  investment company
3rd Floor
Greenwich, CT 06830
Age 52

Donald R. Foley                Director      Since    Retired                      9              None
3668 Freshwater Drive                        1989
Jupiter, FL 33477
Age 79

Richard E. Hanson, Jr.         Director      Since    Retired; Former Head of      9              None
2751 Vermont Route 140                       1999     the New Atlanta Jewish
Poultney, VT 05764                                    Community High School
Age 60

Dr. Paul Hardin                Director      Since    Professor of Law &          15              None
12083 Morehead                               1994     Chancellor Emeritus at
Chapel Hill, NC 27514-8426                            the University of
Age 70                                                North Carolina

Roderick C. Rasmussen          Director      Since    Investment Counselor         9              None
9 Cadence Court                              1989
Morristown, NJ 07960
Age 75


43  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                               Number of
                                                                               Investment
                                             Term of                           Companies
                                             Office*        Principal           in Fund
                              Position(s)  and Length      Occupation(s)         Complex           Other
                               Held with     of Time        During Past         Overseen       Directorships
Name, Address and Age            Fund        Served         Five Years         by Director   Held by Director
-------------------------------------------------------------------------------------------------------------
John P. Toolan                 Director      Since    Retired                      9          Trustee John
7202 Southeast Golf Ridge Way                1989                                             Hancock Funds
Hobe Sound, FL 33455
Age 71

Interested Directors:

Heath B. McLendon              Director/     Since    Managing Director of        74              None
Salomon Smith Barney Inc.      Chairman      1995     Salomon Smith Barney
125 Broad Street                                      Inc. ("SSB"); President
9th Floor                                             and Director of Smith
New York, NY 10004                                    Barney Fund Manage-
Age 68                                                ment LLC ("SBFM")
                                                      and Travelers Investment
                                                      Adviser, Inc. ("TIA");
                                                      Director of  The Travelers
                                                      Investment Management
                                                      Company

----------
* Directors are elected until the Investment Company's next annual meeting and until their successors are elected and qualified.

Officers:

Lewis E. Daidone               Senior Vice   Since    Managing Director of        N/A              N/A
Salomon Smith Barney Inc.      President     1986     SSB; Chief Financial
125 Broad Street               and                    Officer of Smith Barney
11th Floor                     Treasurer              Mutual Funds; Director
New York, NY 10004                                    and Senior Vice President
Age 44                                                of SBFM and TIA

Joseph P. Deane                Vice          Since    Managing Director           N/A              N/A
Salomon Smith Barney Inc.      President     1999     of SSB; Investment
333 West 34th Street           and                    Officer of SBFM
New York, NY 10001             Investment
Age 53                         Officer

Irving P. David                Controller    Since    Director of SSB             N/A              N/A
Salomon Smith Barney Inc.                    1994
125 Broad Street
10th Floor
New York, NY 10004
Age 40

Christina T. Sydor             Secretary     Since    Managing Director of        N/A              N/A
Salomon Smith Barney Inc.                    1989     SSB; General Counsel
300 First Stamford Place                              and Secretary of
4th Floor                                             SBFM and TIA
Stamford, CT 06902
Age 51


44  Smith Barney Municipal Money Market Fund, Inc.
                                              2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
MUNICIPAL MONEY
MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Dr. Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President
and Investment
Officer

Irving P. David
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about changes, expenses, investment objectives and operating policies of the Fund. If used as sales material after June 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]


Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD2396 5/02